--------------                                                   --------------
                              SAFECO Mutual Funds


                                  Stock Funds

                                 No-Load Class

        Growth Opportunities Fund...........................................   2
        Equity Fund.........................................................   6
        Dividend Income Fund................................................  10
        Northwest Fund......................................................  14
        International Stock Fund............................................  18
        Balanced Fund.......................................................  23
        Small Company Value Fund............................................  28
        U.S. Value Fund.....................................................  32


                                 Annual Report


                               December 31, 2000


--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

                          REPORT FROM THE FUND MANAGER
                        SAFECO Growth Opportunities Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          The Growth Opportunities Fund finished the year ended
THOMAS M.     December 31, 2000 nicely ahead of the S&P 500.
MAGUIRE
                 The Fund outperformed the S&P 500 because we tend toward
              smaller-cap stocks, and small-caps beat the broad market in 2000. The Fund lagged that market due to weak performances in several very large positions. MICROS and CIBER turned down with the tech sector, and Rent-Way suffered an 85% decline when accounting discrepancies were revealed. I believe all three stocks can come back and, therefore, I continue to hold them.

   Growth Opportunities does best with good companies that are down, but not out. Looking for a recovery, I purchased Serologicals in 1999. This supplier to drug manufacturers overcame its operational problems in 2000 to appreciate into our top ten.

   In the summer, when teenage-retailer stocks were left for dead, we were buyers. Since then Wet Seal and Pacific Sunwear have doubled, while American Eagle Outfitters tripled in a difficult market for retailers.

   PolyMedica traded lower in the fourth quarter on bad press; however, I had already reduced the position and locked in gains. Despite the disparaging remarks, I like PolyMedica's story and am sticking to it.

   I took profits in Dura Pharmaceuticals as it ran up, but kept a position in the broader-based Irish drug company that acquired it. Elan is trading cheaply and provides a safe haven in a tough marketplace.

   Demand for NCO Group services increased as the economy slowed. The world's largest bill collector appreciated 150% in the fourth quarter. I sold shares to keep our position under 10% of net assets.

   Instead of being apprehensive about the U.S. economy, I'm excited about wonderful companies selling at low valuations. I'm excited about under-followed, unloved and unknown stocks that we already own.

Thomas M. Maguire

--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a vice president. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                1 Year      5 Year     10 Year
------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund               (4.16)%      13.60%      16.29%
S&P 500 Index                                  (9.10)%      18.32%      17.44%
Lipper, Inc. (Mid-Cap Core Funds)               7.10 %      16.02%      17.08%


Investment Values

              SAFECO Growth
              Opportunities
                  Fund        S&P 500 Index
              -------------   -------------
12/31/90         10,000          10,000
1/31/91          10,999          10,434
2/28/91          12,515          11,180
3/31/91          13,127          11,450
4/30/91          13,760          11,477
5/31/91          14,667          11,971
6/30/91          13,793          11,423
7/31/91          15,084          11,955
8/31/91          15,684          12,237
9/30/91          15,779          12,032
10/31/91         16,253          12,193
11/30/91         14,882          11,704
12/31/91         16,265          13,040
1/31/92          17,455          12,797
2/29/92          17,331          12,963
3/31/92          16,043          12,711
4/30/92          15,048          13,084
5/31/92          14,675          13,148
6/30/92          13,546          12,952
7/31/92          14,115          13,481
8/31/92          13,315          13,206
9/30/92          12,965          13,361
10/31/92         13,512          13,407
11/30/92         15,218          13,862
12/31/92         15,765          14,032
1/31/93          16,424          14,149
2/28/93          15,329          14,342
3/31/93          15,932          14,645
4/30/93          14,949          14,291
5/31/93          15,719          14,672
6/30/93          16,210          14,715
7/31/93          16,155          14,655
8/31/93          17,193          15,210
9/30/93          17,947          15,090
10/31/93         18,405          15,402
11/30/93         17,630          15,256
12/31/93         19,264          15,441
1/31/94          20,301          15,965
2/28/94          19,331          15,532
3/31/94          18,361          14,856
4/30/94          18,851          15,046
5/31/94          19,023          15,293
6/30/94          17,612          14,918
7/31/94          18,006          15,408
8/31/94          19,129          16,038
9/30/94          18,644          15,647
10/31/94         18,912          15,997
11/30/94         18,397          15,415
12/31/94         18,951          15,644
1/31/95          18,660          16,049
2/28/95          19,685          16,674
3/31/95          19,610          17,165
4/30/95          19,707          17,670
5/31/95          20,495          18,375
6/30/95          21,736          18,802
7/31/95          22,503          19,425
8/31/95          22,428          19,473
9/30/95          23,105          20,295
10/31/95         23,003          20,222
11/30/95         23,237          21,109
12/31/95         23,898          21,516
1/31/96          24,783          22,247
2/29/96          25,712          22,454
3/31/96          25,320          22,670
4/30/96          26,397          23,004
5/31/96          27,519          23,596
6/30/96          26,323          23,686
7/31/96          23,727          22,640
8/31/96          25,143          23,119
9/30/96          26,378          24,419
10/31/96         26,941          25,092
11/30/96         27,983          26,987
12/31/96         29,371          26,452
1/31/97          31,898          28,104
2/28/97          31,050          28,325
3/31/97          29,959          27,163
4/30/97          28,575          28,783
5/31/97          32,902          30,535
6/30/97          35,636          31,902
7/31/97          37,713          34,439
8/31/97          39,063          32,512
9/30/97          42,213          34,291
10/31/97         41,434          33,147
11/30/97         43,234          34,680
12/31/97         44,046          35,275
1/31/98          44,576          35,665
2/28/98          49,069          38,236
3/31/98          52,090          40,193
4/30/98          54,111          40,597
5/31/98          51,580          39,900
6/30/98          51,541          41,519
7/31/98          48,951          41,078
8/31/98          37,061          35,145
9/30/98          38,454          37,397
10/31/98         41,496          40,436
11/30/98         43,614          42,886
12/31/98         45,969          45,356
1/31/99          47,022          47,252
2/28/99          41,493          45,784
3/31/99          41,696          47,616
4/30/99          42,364          49,460
5/31/99          41,514          48,292
6/30/99          43,073          50,972
7/31/99          41,757          49,381
8/31/99          40,278          49,135
9/30/99          40,380          47,788
10/31/99         40,886          50,812
11/30/99         42,648          51,848
12/31/99         47,184          54,900
1/31/00          44,450          52,142
2/29/00          49,513          51,155
3/31/00          51,943          56,160
4/30/00          48,966          54,465
5/31/00          43,174          53,348
6/30/00          46,252          54,663
7/31/00          46,698          53,812
8/31/00          50,748          57,155
9/30/00          49,270          54,138
10/31/00         48,217          53,909
11/30/00         43,761          49,659
12/31/00         45,220          49,903

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer).......................................   22%
Health Care (Medical Products & Supplies)..............................   17
Computers (Software & Services)........................................   11
Retail (Speciality--Apparel)...........................................    5
Health Care (Major Pharmaceuticals)....................................    5

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
NCO Group, Inc. .......................................................  9.9%
 (Services--Commercial & Consumer)
Serologicals Corp. ....................................................  4.6
 (Health Care--Major Pharmaceuticals)
United Stationers, Inc. ...............................................  3.9
 (Office Equipment & Supplies)
PolyMedica Corp. ......................................................  3.7
 (Health Care--Medical Products & Supplies)
J.D. Edwards & Co. ....................................................  3.6
 (Computers--Software & Services)
Aspen Technology, Inc. ................................................  3.6
 (Computers--Software & Services)
MICROS Systems, Inc. ..................................................  3.4
 (Computers--Hardware)
Iron Mountain, Inc. ...................................................  3.4
 (Services--Commercial & Consumer)
Rent-A-Center, Inc. ...................................................  3.1
 (Services--Commercial & Consumer)
Conceptus, Inc. .......................................................  2.4
 (Health Care--Medical Products & Supplies)

TOP FIVE PURCHASES                                                        Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
NCO Group, Inc. ........................................................ $34,322
Go2Net, Inc. ...........................................................  30,152
J.D. Edwards & Co. .....................................................  25,386
SONICblue, Inc. ........................................................  24,503
American Eagle Outfitters, Inc. ........................................  22,555

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Conseco, Inc. .......................................................... $54,960
Dura Pharmaceuticals, Inc. .............................................  44,051
Rent-A-Center, Inc. ....................................................  41,335
NCO Group, Inc. ........................................................  29,998
Rent-Way, Inc. .........................................................  23,581

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Small - Common Stocks:   (Less Than $1.5 Bil.)         78%
2 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)         11%
3 Cash & Other:                                           7%
4 Large - Common Stocks:   ($4 Bil. and above)            4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 92.7%

 Biotechnology - 0.9%
    744,100 *  Novavax, Inc.                                            $  6,325

 Communication Equipment - 0.2%
    211,900 *  PSi Technologies Holdings, Inc. (ADR)                       1,112

 Computers (Hardware) - 3.6%
  1,268,828 *+ MICROS Systems, Inc.                                       23,156
     55,000 *  NYFIX, Inc.                                                 1,330

 Computers (Peripherals) - 4.1%
     88,500 *  Commtouch Software, Ltd.                                      343
    451,900 *  CryptoLogic, Inc.                                           4,095
  1,461,188 *  InfoSpace, Inc.                                            12,922
     75,000 *  IntraNet Solutions, Inc.                                    3,825
  1,646,700 *  SONICblue, Inc.                                             6,793

 Computers (Software & Services) - 10.9%
    724,700 *  Aspen Technology, Inc.                                     24,096
    962,700 *  CIBER, Inc.                                                 4,693
    204,600 *  F5 Networks, Inc.                                           1,944
    424,000 *  Internap Network Services Corp.                             3,074
  1,376,952 *  J.D. Edwards & Co.                                         24,527
    831,700 *+ Phoenix International Ltd., Inc. (Illiquid)                 1,040
    450,200 *+ PLATO Learning, Inc.                                        6,781
    500,300 *  Websense, Inc.                                              7,254

 Consumer Finance - 1.4%
    397,535 Doral Financial Corp.                                          9,615
    259,600 *  Towne Services, Inc.                                          316

 Distributors (Food & Health) - 1.2%
  1,543,500 *  Nu Skin Enterprises, Inc.                                   8,200
               (Class A)

 Footwear - 0.2%
    193,100 *  Steven Madden, Ltd.                                         1,472

 Gaming, Lottery & Parimutuel Companies - 0.5%
     91,400 *  Anchor Gaming                                               3,565

 Health Care (Diversified) - 0.8%
    216,735 *  Emisphere Technologies, Inc.                                5,418

 Health Care (Drugs--Generic & Other) - 2.2%
    203,100 *  Applied Molecular Evolution                                 3,465
    337,100 *  First Horizon Pharmaceutical Corp.                         10,366
    100,000 *  Transgenomic, Inc.                                          1,050

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Health Care (Long-Term Care) - 0.8%
  1,249,000 *+ Res-Care, Inc.                                           $  5,621

 Health Care (Major Pharmaceuticals) - 4.8%
  2,064,756 *+ Serologicals Corp.                                         31,100
     85,000 *  SuperGen, Inc.                                              1,179

 Health Care (Managed Care) - 0.8%
    550,375 *+ Matria Healthcare, Inc.                                     5,297

 Health Care (Medical Products & Supplies) - 16.8%
    135,800 *  ABIOMED, Inc.                                               3,293
  1,221,800 *+ Conceptus, Inc.                                            16,036
    323,730    Elan Corp. plc (ADR)                                       15,155
     64,600 *  Endocare, Inc.                                                824
    741,000 *+ Endocare, Inc. (Illiquid)                                   8,503
               (acquired 11/24/00)**++
    147,900 *  ESC Medical Systems, Ltd.                                   1,784
    301,800 *  INAMED Corp.                                                6,168
    560,550 *+ Lifeline Systems, Inc.                                      7,077
    820,900 *+ North American Scientific, Inc.                            11,903
    314,300 *  Physiometrix, Inc.                                          5,009
    744,800 *+ PolyMedica Corp.                                           24,858
    416,000 *  SonoSite, Inc.                                              5,304
    411,200 *  STAAR Surgical Co.                                          5,166
    210,200 *  Virologic, Inc.                                             1,918

 Health Care (Specialized Services) - 3.7%
    798,000 *  Aksys, Ltd.                                                13,167
    552,600 *+ American Healthways, Inc.                                   6,355
  1,226,300 *+ Prime Medical Services, Inc.                                6,132

 Lodging (Hotels) - 0.6%
    608,400 *  ResortQuest International, Inc.                             3,726

 Manufacturing (Diversified) - 0.1%
    106,000 *  GSI Lumonics, Inc.                                            848

 Office Equipment & Supplies - 4.0%
    710,000 *+ TRM Copy Centers Corp.                                        621
  1,048,000 *  United Stationers, Inc.                                    26,069

 Personal Care - 1.6%
    918,300 *+ French Fragrances, Inc.                                    11,077

 Retail (Department Stores) - 0.2%
    233,700 *  Rainbow Rentals, Inc,                                       1,227

 Retail (Food Chains) - 0.4%
    257,500 *  NPC International, Inc.                                     2,784

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Retail (General Merchandise) - 1.7%
   623,100 Claire's Stores, Inc.                                        $ 11,177

 Retail (Home Shopping) - 0.6%
   662,400 *+ DAMARK International, Inc.                                   3,933

 Retail (Specialty - Apparel) - 5.3%
   285,200 *  American Eagle Outfitters, Inc.                             12,050
   479,500 *+ Concepts Direct, Inc.                                        1,379
   542,213 *+ Harold's Stores, Inc.                                          813
   401,000 *  Pacific Sunwear of California, Inc.                         10,276
   543,300 *+ Wet Seal, Inc. (Class A)                                    11,172

 Services (Commercial & Consumer) - 21.6%
   498,500 *  Bluegreen Corp.                                                779
   498,200 Central Parking Corp.                                           9,964
   495,600 *  FirstService Corp.                                           7,217
   649,500 *+ FTI Consulting, Inc.                                         6,657
   618,520 *  Iron Mountain, Inc.                                         22,963
 2,201,100 *+ NCO Group, Inc.                                             66,858
   612,100 *  Rent-A-Center, Inc.                                         21,118
 2,161,500 *+ Rent-Way, Inc.                                               9,592
   176,200 *  SITEL Corp.                                                    507

 Services (Computer Systems) - 0.5%
   553,800 *  Computer Horizons Corp.                                      1,350
    62,000 *  Edison Schools, Inc.                                         1,953

 Specialty Printing - 0.5%
   782,700 *  Mail-Well, Inc.                                              3,375

 Telecommunications (Cellular/Wireless) - 1.9%
    60,700 *  Powertel, Inc.                                               3,760
    88,200 *  VoiceStream Wireless Corp.                                   8,875

 Telephone - 0.8%
   197,000 *  ADTRAN, Inc.                                                 4,186
   465,000 *  Innotrac Corp.                                               1,628
                                                                        --------

 TOTAL COMMON STOCKS                                                     626,560
                                                                        --------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 WARRANTS - 0.2%

 Biotechnology - 0.1%
    175,000 * Novavax, Inc.                                             $    635
              (acquired 1/25/00)**++

 Health Care (Medical Products & Supplies) - 0.1%
     92,625 * Endocare, Inc. (Illiquid)                                      594
              (acquired 11/24/00)**++
                                                                        --------

 TOTAL WARRANTS                                                            1,229
                                                                        --------

 CASH EQUIVALENTS - 7.1%

 Investment Companies
 33,977,588 AIM Short-Term Investments Co. Liquid Assets Money
            Market Portfolio (Institutional Shares)                       33,978
 14,169,851 J.P. Morgan Institutional Prime Money Market                  14,170
                                                                        --------

 TOTAL CASH EQUIVALENTS                                                   48,148
                                                                        --------

 TOTAL INVESTMENTS - 100.0%                                              675,937

 Other Assets, less Liabilities                                              151
                                                                        --------

 NET ASSETS                                                             $676,088
                                                                        ========
--------------------------------------------------------------------------------

 * Non-income producing security.
** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $9,818,000 and the total value is 1.44% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $252,723,000.
++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Equity Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
RICHARD          Technology was the root of the Equity Fund's poor performance
MEAGLEY in the year 2000, but not its final quarter. In the fourth quarter, the Fund's technology holdings finally contributed to outperformance.

                 Over the past two years, the Fund has struggled with
              technology. First, the problem was not enough. Then, it was stock selection. Now, I believe we've got it just right.

   In the first quarter, I expanded our tech holdings from 16% to 28.6% of net assets. In the third quarter, we suffered by that greater exposure. Lucent missed earnings. Microsoft, Intel, Cisco and Dell declined on slower growth.

   In the second half of the year, I took new positions in semiconductor, wireless device and Internet companies. As we now have smaller positions in more technology names, the travails of one area or company will have less effect on our results. While our technology holdings are more diverse, they all fit the high standards I've set for the Fund. They have durable business franchises, strong core competencies, capable management and relatively reasonable valuations.

   Other sectors, namely health care and financials, helped performance and provided balance. Two first-quarter purchases, Washington Mutual and Pfizer, gained handsomely during the year as health care was viewed as a safe haven, and financials climbed on falling interest rates. Citigroup was up 22.3% on the year. I sold Fannie Mae in the fourth quarter to capture gains. Elsewhere in the down market, Bristol-Myers Squibb grew into our top ten holdings.

   I think our current balance of technology, growth and value stocks is right for the current market and over the long run.

Richard Meagley

--------------------------------------------------------------------------------

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager and a vice president of SAFECO Asset Management Company. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                1 Year       5 Year     10 Year
------------------------------------------------------------------------------
SAFECO Equity Fund                            (10.97)%      13.56%      16.88%
S&P 500 Index                                  (9.10)%      18.32%      17.44%
Lipper, Inc. (Large-Cap Value Funds)            1.32 %      15.74%      15.81%


Investment Values

                SAFECO
              Equity Fund       S&P 500 Index
              -----------       -------------
12/31/90        10,000           10,000
1/31/91         10,513           10,434
2/28/91         11,137           11,180
3/31/91         11,452           11,450
4/30/91         11,686           11,477
5/31/91         12,156           11,971
6/30/91         11,375           11,423
7/31/91         12,138           11,955
8/31/91         12,329           12,237
9/30/91         12,162           12,032
10/31/91        12,361           12,193
11/30/91        11,588           11,704
12/31/91        12,791           13,040
1/31/92         13,552           12,797
2/29/92         13,781           12,963
3/31/92         13,162           12,711
4/30/92         13,271           13,084
5/31/92         13,150           13,148
6/30/92         12,200           12,952
7/31/92         12,699           13,481
8/31/92         12,176           13,206
9/30/92         12,211           13,361
10/31/92        12,801           13,407
11/30/92        13,647           13,862
12/31/92        13,976           14,032
1/31/93         14,439           14,149
2/28/93         14,452           14,342
3/31/93         15,228           14,645
4/30/93         14,880           14,291
5/31/93         16,105           14,672
6/30/93         16,171           14,715
7/31/93         15,951           14,655
8/31/93         16,844           15,210
9/30/93         17,313           15,090
10/31/93        17,768           15,402
11/30/93        17,865           15,256
12/31/93        18,296           15,441
1/31/94         19,392           15,965
2/28/94         18,906           15,532
3/31/94         18,180           14,856
4/30/94         18,765           15,046
5/31/94         19,309           15,293
6/30/94         18,614           14,918
7/31/94         19,089           15,408
8/31/94         20,251           16,038
9/30/94         20,171           15,647
10/31/94        20,549           15,997
11/30/94        20,142           15,415
12/31/94        20,113           15,644
1/31/95         20,260           16,049
2/28/95         20,790           16,674
3/31/95         20,959           17,165
4/30/95         21,521           17,670
5/31/95         22,068           18,375
6/30/95         22,615           18,802
7/31/95         22,972           19,425
8/31/95         23,612           19,473
9/30/95         24,526           20,295
10/31/95        24,221           20,222
11/30/95        25,006           21,109
12/31/95        25,194           21,516
1/31/96         25,867           22,247
2/29/96         26,097           22,454
3/31/96         26,365           22,670
4/30/96         26,926           23,004
5/31/96         27,553           23,596
6/30/96         28,063           23,686
7/31/96         26,986           22,640
8/31/96         27,268           23,119
9/30/96         28,949           24,419
10/31/96        29,881           25,092
11/30/96        32,127           26,987
12/31/96        31,494           26,452
1/31/97         33,315           28,104
2/28/97         33,448           28,325
3/31/97         32,106           27,163
4/30/97         33,039           28,783
5/31/97         35,228           30,535
6/30/97         36,666           31,902
7/31/97         39,148           34,439
8/31/97         37,125           32,512
9/30/97         38,463           34,291
10/31/97        37,237           33,147
11/30/97        38,443           34,680
12/31/97        39,117           35,275
1/31/98         39,718           35,665
2/28/98         42,861           38,236
3/31/98         44,298           40,193
4/30/98         44,378           40,597
5/31/98         43,556           39,900
6/30/98         44,669           41,519
7/31/98         44,146           41,078
8/31/98         38,435           35,145
9/30/98         41,166           37,397
10/31/98        44,816           40,436
11/30/98        47,660           42,886
12/31/98        48,871           45,356
1/31/99         49,648           47,252
2/28/99         48,660           45,784
3/31/99         50,212           47,616
4/30/99         53,351           49,460
5/31/99         52,255           48,292
6/30/99         53,867           50,972
7/31/99         52,770           49,381
8/31/99         52,242           49,135
9/30/99         50,258           47,788
10/31/99        53,895           50,812
11/30/99        52,985           51,848
12/31/99        53,451           54,900
1/31/00         51,270           52,142
2/29/00         48,177           51,155
3/31/00         52,863           56,160
4/30/00         51,481           54,465
5/31/00         51,192           53,348
6/30/00         51,751           54,663
7/31/00         50,635           53,812
8/31/00         53,246           57,155
9/30/00         50,091           54,138
10/31/00        50,962           53,909
11/30/00        47,520           49,659
12/31/00        47,590           49,903

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ...............................................  6.4%
 (Savings & Loans)
General Electric Co. ..................................................  4.8
 (Electrical Equipment)
Exxon Mobil Corp. .....................................................  3.5
 (Oil--International Integrated)
Citigroup, Inc. .......................................................  3.5
 (Banks--Major Regional)
Bristol-Myers Squibb Co. ..............................................  3.2
 (Health Care--Diversified)
Pfizer, Inc. ..........................................................  3.1
 (Health Care--Drugs--Generic & Other)
American International Group, Inc. ....................................  3.0
 (Insurance--Multi Line)
Johnson & Johnson......................................................  2.8
 (Health Care--Diversified)
Federal National Mortgage Association..................................  2.8
 (Financial--Diversified)
Cisco Systems, Inc. ...................................................  2.6
 (Computers--Networking)

TOP FIVE PURCHASES                                                        Cost
For the Year December 31, 2000                                           (000's)
--------------------------------------------------------------------------------
Cisco Systems, Inc. .................................................... $55,991
Dell Computer Corp. ....................................................  45,495
Pfizer, Inc. ...........................................................  37,250
Motorola, Inc. .........................................................  36,941
Lucent Technologies, Inc. ..............................................  32,805

TOP FIVE SALES                                                          Proceeds
For the Year December 31, 2000                                          (000's)
--------------------------------------------------------------------------------
Albertson's, Inc. ..................................................... $78,294
Washington Mutual, Inc. ...............................................  73,066
WorldCom, Inc. ........................................................  60,908
Lucent Technologies, Inc. .............................................  52,279
Xerox Corp. ...........................................................  51,932

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)...............................................   9%
Electrical Equipment....................................................   6
Savings & Loans.........................................................   6
Oil (International Integrated)..........................................   6
Banks (Major Regional)..................................................   5

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and Above)           96%
2 Cash & Other:                                           4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.7%

Banks (Major Regional) - 5.0%
  500,000   Bank of America Corp.                                        $22,937
1,013,333   Citigroup, Inc.                                               51,743

Banks (Money Center) - 1.6%
  525,000   Chase Manhattan Corp.                                         23,855

Beverages (Non-Alcoholic) - 1.6%
  500,000   PepsiCo, Inc.                                                 24,781

Chemicals - 1.8%
  600,000   Praxair, Inc.                                                 26,625

Communication Equipment - 3.6%
   80,000 * JDS Uniphase Corp.                                             3,335
  625,000   Motorola, Inc.                                                12,656
  475,000   Nortel Networks Corp.                                         15,230
  150,000 * QUALCOMM, Inc.                                                12,328
  210,000 * Tellabs, Inc.                                                 11,865

Computers (Hardware) - 4.4%
  600,000 * Dell Computer Corp.                                           10,463
  460,000   Hewlett-Packard Co.                                           14,519
  300,000   International Business Machines Corp.                         25,500
  550,000 * Sun Microsystems, Inc.                                        15,331

Computers (Networking) - 2.6%
1,000,000 * Cisco Systems, Inc.                                           38,250

Computers (Peripherals) - 2.0%
  250,000 * America Online, Inc.                                           8,700
  250,000 * EMC Corp.                                                     16,625
  140,000 * Yahoo!, Inc.                                                   4,224

Computers (Software & Services) - 3.7%
  875,000 * Microsoft Corp.                                               38,063
  600,000 * Oracle Corp.                                                  17,438

Electrical Equipment - 6.4%
  300,000   Emerson Electric Co.                                          23,644
1,500,000   General Electric Co.                                          71,906

Electronics (Semiconductors) - 3.7%
1,230,000   Intel Corp.                                                   37,208
  370,000   Texas Instruments, Inc.                                       17,529

Entertainment - 2.7%
  360,000   Time Warner, Inc.                                             18,806
  700,000   Walt Disney Co.                                               20,256

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Equipment (Semiconductor) - 0.5%
    190,000 * Applied Materials, Inc.                                    $ 7,256

 Financial (Diversified) - 4.1%
    300,000   Federal Home Loan Mortgage Corp.                            20,663
    475,000   Federal National Mortgage Association                       41,206

 Health Care (Diversified) - 9.4%
    500,000   Abbott Laboratories                                         24,219
    423,000   American Home Products Corp.                                26,882
    650,000   Bristol-Myers Squibb Co.                                    48,059
    400,000   Johnson & Johnson                                           42,025

 Health Care (Drugs - Generic & Other) - 3.1%
  1,000,000   Pfizer, Inc.                                                46,000

 Health Care (Major Pharmaceuticals) - 2.5%
    400,000   Merck & Co., Inc.                                           37,450

 Household Products (Non-Durables) - 2.1%
    400,000   Procter & Gamble Co.                                        31,375

 Insurance (Multi-Line) - 3.0%
    450,000   American International Group, Inc.                          44,353

 Manufacturing (Diversified) - 2.0%
    350,000   Dover Corp.                                                 14,197
    300,000   Honeywell International, Inc.                               14,194

 Oil (International Integrated) - 5.9%
    600,000   Exxon Mobil Corp.                                           52,162
    600,000   Royal Dutch Petroleum Co. (ADR)                             36,337

 Personal Care - 1.2%
    500,000   Gillette Co.                                                18,062

 Publishing (Newspapers) - 2.1%
    500,000   Gannett Co., Inc.                                           31,531

 Retail (Department Stores) - 2.0%
    925,000   May Department Stores Co.                                   30,294

 Retail (Drug Stores) - 2.0%
    500,000   CVS Corp.                                                   29,969

 Retail (General Merchandise) - 2.3%
    650,000   Wal-Mart Stores, Inc.                                       34,531

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Savings & Loans - 6.4%
  1,800,000   Washington Mutual, Inc.                                 $   95,512

 Services (Advertising/Marketing) - 1.0%
    350,000   Interpublic Group Cos., Inc.                                14,897

 Services (Data Processing) - 1.1%
    250,000   Automatic Data Processing, Inc.                             15,828

 Telecommunications (Equipment) - 0.5%
    600,000   Lucent Technologies, Inc.                                    8,100

 Telecommunications (Long Distance) - 0.8%
    700,000   AT&T Corp.                                                  12,119

 Telephone - 4.6%
    700,000   CenturyTel, Inc.                                            25,025
    700,000   Verizon Communications                                      35,087
    600,000 * WorldCom, Inc.                                               8,400
                                                                      ----------

 TOTAL COMMON STOCKS                                                   1,429,550
                                                                      ----------

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 4.6%

 Investment Companies
 69,219,897 AIM Short-Term Investments Co. Liquid Assets Money
            Market Portfolio (Institutional Shares)                  $   69,220
                                                                     ----------

 TOTAL CASH EQUIVALENTS                                                  69,220
                                                                     ----------

 TOTAL INVESTMENTS - 100.3%                                           1,498,770

 Other Assets, less Liabilities                                          (5,303)
                                                                     ----------

 NET ASSETS                                                          $1,493,467
                                                                     ==========
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO Dividend Income Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          The SAFECO Dividend Income Fund ended the year 2000 ahead of
THOMAS        the S&P, but behind its Lipper equity-income peers. While the
RATH          Fund lagged its competition in the first three quarters of 2000, it did outshine both its peers and benchmark in the fourth quarter.

                 Although it outperformed the S&P 500 for the full year, the
              Fund under-performed its equity-income peers rather dramatically. I attribute this primarily to industry and sector weightings. Although weighted similarly to the S&P 500 in banks, financials, utilities and energy, the Fund, I believe, began the year underweighted in those areas, and overweighted in technology, relative to its equity-income peers. The tech overweighting hurt performance against our peers as that sector grossly underperformed. The fact that our two largest technology positions--CIBER and MICROS--never recovered from their first half reversals exacerbated the problem.

   Over the year, the Fund benefited by a shift in market psychology. As the economy slowed, investors began to question the dramatically high valuations of very large market capitalization technology stocks. As this process unfolded, money flowed to plain, old-fashioned, cheap stocks in more defensive industries and sectors, such as consumer staples, drugs, and utilities. In short, money flowed into the type of stocks favored by equity-income funds.

   I repositioned the Fund in the third quarter in anticipation of just such a shift. Smaller capitalization, non-dividend-paying stocks, such as MICROS, were replaced with more traditional equity-income fare--financials, an electric utility, and two high-dividend-paying stocks. Climbing 61% in the fourth quarter, May Department Stores was a contributor in the fourth quarter.

   In closing, I am encouraged by the Fund's fourth quarter turnaround. This is my last letter to you. My capable colleague Dan Rutter took over management on January 1, 2001.

Thomas Rath

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Thomas Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

Daniel L. Rutter began his investment career in 1991. Before assuming management of the SAFECO Dividend Income Fund, Rutter was a portfolio manager for SAFECO Trust Company and the auto and health care analyst for SAFECO Asset Management. He graduated cum laude from Central Washington University, holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                  1 Year      5 Year      10 Year
--------------------------------------------------------------------------------
SAFECO Dividend Income Fund                     (6.36)%       9.57%       12.15%
S&P 500 Index                                   (9.10)%      18.32%       17.44%
Lipper, Inc. (Equity-Income Fund)                6.77 %      12.88%       14.63%


Investment Values

            SAFECO Dividend
              Income Fund    S&P 500 Index
            ---------------  -------------
12/31/90        10,000          10,000
1/31/91         10,389          10,434
2/28/91         10,987          11,180
3/31/91         11,154          11,450
4/30/91         11,275          11,477
5/31/91         11,616          11,971
6/30/91         11,324          11,423
7/31/91         11,646          11,955
8/31/91         11,999          12,237
9/30/91         11,980          12,032
10/31/91        12,105          12,193
11/30/91        11,606          11,704
12/31/91        12,325          13,040
1/31/92         12,420          12,797
2/29/92         12,460          12,963
3/31/92         12,340          12,711
4/30/92         12,700          13,084
5/31/92         12,820          13,148
6/30/92         12,867          12,952
7/31/92         13,345          13,481
8/31/92         13,248          13,206
9/30/92         13,389          13,361
10/31/92        13,142          13,407
11/30/92        13,479          13,862
12/31/92        13,739          14,032
1/31/93         14,039          14,149
2/28/93         14,305          14,342
3/31/93         14,790          14,645
4/30/93         14,588          14,291
5/31/93         14,782          14,672
6/30/93         14,858          14,715
7/31/93         14,782          14,655
8/31/93         15,267          15,210
9/30/93         15,310          15,090
10/31/93        15,576          15,402
11/30/93        15,387          15,256
12/31/93        15,464          15,441
1/31/94         15,968          15,965
2/28/94         15,611          15,532
3/31/94         15,067          14,856
4/30/94         15,243          15,046
5/31/94         15,252          15,293
6/30/94         15,028          14,918
7/31/94         15,491          15,408
8/31/94         15,982          16,038
9/30/94         15,765          15,647
10/31/94        15,738          15,997
11/30/94        15,180          15,415
12/31/94        15,294          15,644
1/31/95         15,683          16,049
2/28/95         16,173          16,674
3/31/95         16,632          17,165
4/30/95         16,987          17,670
5/31/95         17,483          18,375
6/30/95         17,699          18,802
7/31/95         18,389          19,425
8/31/95         18,522          19,473
9/30/95         19,083          20,295
10/31/95        18,873          20,222
11/30/95        19,532          21,109
12/31/95        19,938          21,516
1/31/96         20,575          22,247
2/29/96         20,626          22,454
3/31/96         20,871          22,670
4/30/96         20,952          23,004
5/31/96         21,646          23,596
6/30/96         21,917          23,686
7/31/96         21,299          22,640
8/31/96         21,701          23,119
9/30/96         22,704          24,419
10/31/96        23,543          25,092
11/30/96        24,778          26,987
12/31/96        24,722          26,452
1/31/97         25,693          28,104
2/28/97         25,728          28,325
3/31/97         24,784          27,163
4/30/97         25,125          28,783
5/31/97         26,927          30,535
6/30/97         28,037          31,902
7/31/97         29,568          34,439
8/31/97         29,117          32,512
9/30/97         30,416          34,291
10/31/97        29,412          33,147
11/30/97        30,475          34,680
12/31/97        31,256          35,275
1/31/98         31,753          35,665
2/28/98         33,558          38,236
3/31/98         34,948          40,193
4/30/98         35,211          40,597
5/31/98         34,448          39,900
6/30/98         35,162          41,519
7/31/98         33,641          41,078
8/31/98         28,484          35,145
9/30/98         29,009          37,397
10/31/98        30,755          40,436
11/30/98        32,447          42,886
12/31/98        33,229          45,356
1/31/99         33,725          47,252
2/28/99         31,388          45,784
3/31/99         32,118          47,616
4/30/99         33,274          49,460
5/31/99         32,903          48,292
6/30/99         33,823          50,972
7/31/99         32,632          49,381
8/31/99         31,026          49,135
9/30/99         30,168          47,788
10/31/99        32,303          50,812
11/30/99        32,231          51,848
12/31/99        33,618          54,900
1/31/00         31,455          52,142
2/29/00         30,299          51,155
3/31/00         32,634          56,160
4/30/00         31,578          54,465
5/31/00         31,322          53,348
6/30/00         30,992          54,663
7/31/00         30,099          53,812
8/31/00         31,022          57,155
9/30/00         29,915          54,138
10/31/00        31,072          53,909
11/30/00        30,326          49,659
12/31/00        31,481          49,903

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Texaco, Inc. ..........................................................  3.8%
 (Oil--International Integrated)
Kimberly-Clark Corp. ..................................................  3.4
 (Household Products--Non-Durables)
First Industrial Realty Trust, Inc. ...................................  3.2
 (Real Estate--Investment Trust)
Federal National Mortgage Association..................................  3.2
 (Financial--Diversified)
Abbott Laboratories....................................................  3.2
 (Health Care--Diversified)
Bristol-Myers Squibb Co. ..............................................  3.1
 (Health Care--Diversified)
American Home Products Corp. ..........................................  3.0
 (Health Care--Diversified)
Johnson & Johnson......................................................  3.0
 (Health Care--Diversified)
PepsiCo, Inc. .........................................................  2.9
 (Beverages--Non-Alcoholic)
CVS Corp. .............................................................  2.6
 (Retail--Drug Stores)

TOP FIVE PURCHASES                                                       Cost
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
J.D. Edwards & Co. .................................................... $11,479
SONICblue, Inc. .......................................................   6,919
Johnson & Johnson......................................................   6,277
Lucent Technologies, Inc. .............................................   5,843
Microsoft Corp. .......................................................   5,484

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Finova Group, Inc. .................................................... $10,556
Conseco, Inc. .........................................................   9,998
Lucent Technologies, Inc. .............................................   8,558
Albertson's, Inc. .....................................................   8,403
Central Parking 5.25% Convertible......................................   7,736

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)..............................................   12%
Oil (International Integrated).........................................    8
Real Estate Investment Trust...........................................    8
Computers (Software & Services)........................................    5
Household Products (Non-Durables)......................................    5

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:    ($4 Bil. and above)         78%
2 Medium - Common Stocks:   ($1.5 Bil. - $4 Bil.)       10%
3 Small - Common Stocks:    (Less than $1.5 Bil.)        8%
4 Preferred Stock:                                       2%
5 Cash & Other:                                          2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.8%

 Banks (Major Regional) - 1.5%
   72,511   Bank of America Corp.                                       $  3,326

 Banks (Money Center) - 1.8%
   85,500   Chase Manhattan Corp.                                          3,885

 Banks (Regional) - 1.2%
  118,000   Firstar Corp.                                                  2,743

 Beverages (Non-Alcoholic) - 2.9%
  130,000   PepsiCo, Inc.                                                  6,443

 Chemicals - 1.4%
   64,000   Du Pont (E.I.) de Nemours & Co.                                3,092

 Computers (Hardware) - 2.7%
   95,600   Hewlett-Packard Co.                                            3,017
   32,400   International Business Machines Corp.                          2,754

 Computers (Peripherals) - 0.4%
   92,700 * InfoSpace, Inc.                                                  820

 Computers (Software & Services) - 4.5%
  107,100 * Cadence Design Systems, Inc.                                   2,945
  209,000 * J.D. Edwards & Co.                                             3,723
   77,600 * Microsoft Corp.                                                3,376

 Consumer Finance - 1.1%
   44,000   Household International, Inc.                                  2,420

 Electric Companies - 2.1%
   34,000   Duke Energy Corp.                                              2,898
   55,000   NiSource, Inc.                                                 1,691

 Electrical Equipment - 3.2%
   30,000   Emerson Electric Co.                                           2,364
   97,200   General Electric Co.                                           4,660

 Electronics (Semiconductors) - 1.7%
  122,800   Intel Corp.                                                    3,715

 Entertainment - 1.0%
   72,700   Walt Disney Co.                                                2,104

 Financial (Diversified) - 3.2%
   80,000   Federal National Mortgage Association                          6,940

 Foods - 1.6%
  135,700   ConAgra, Inc.                                                  3,528

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Health Care (Diversified) - 12.2%
  142,800   Abbott Laboratories                                         $  6,917
  103,000   American Home Products Corp.                                   6,546
   91,000   Bristol-Myers Squibb Co.                                       6,728
   61,800   Johnson & Johnson                                              6,493

 Health Care (Medical Products & Supplies) - 1.6%
  102,500 * PolyMedica Corp.                                               3,421

 Household Products (Non-Durables) - 4.9%
  104,000   Kimberly-Clark Corp.                                           7,352
   44,300   Procter & Gamble Co.                                           3,475

 Insurance (Multi-Line) - 2.4%
   75,000   Hartford Financial Services Group, Inc.                        5,297

 Insurance (Property-Casualty) - 1.4%
   85,000   Fidelity National Financial, Inc.                              3,140

 Machinery (Diversified) - 1.2%
   63,300   Ingersoll-Rand Co.                                             2,651

 Manufacturing (Diversified) - 2.5%
   45,500   Minnesota Mining &
            Manufacturing Co.                                              5,483

 Manufacturing (Specialized) - 1.2%
   80,000   Diebold, Inc.                                                  2,670

 Oil (International Integrated) - 8.2%
   59,406   Exxon Mobil Corp.                                              5,165
   75,000   Royal Dutch Petroleum Co. (ADR)                                4,542
  135,000   Texaco, Inc.                                                   8,387

 Paper & Forest Products - 1.3%
   57,700   Weyerhaeuser Co.                                               2,928

 Railroads - 2.5%
  109,000   GATX Corp.                                                     5,436

 Real Estate Investment Trust - 8.1%
  100,000   Equity Residential Properties Trust                            5,531
  205,000   First Industrial Realty Trust, Inc.                            6,970
  185,000   Liberty Property Trust                                         5,284

 Retail (Building Supplies) - 0.6%
   30,600   Home Depot, Inc.                                               1,398

 Retail (Department Stores) - 2.4%
  158,500   May Department Stores Co.                                      5,191

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Retail (Drug Stores) - 2.6%
   93,900   CVS Corp.                                                   $  5,628

 Retail (General Merchandise) - 0.6%
   35,300 * Costco Wholesale Corp.                                         1,410

 Savings & Loans - 2.4%
  100,000   Washington Mutual, Inc.                                        5,306

 Services (Advertising/Marketing) - 0.7%
   35,200   Interpublic Group Cos., Inc.                                   1,498

 Services (Commercial & Consumer) - 4.1%
  162,500 * NCO Group, Inc.                                                4,936
   72,300   United Parcel Service, Inc.                                    4,252
            (Class B)

 Telephone - 3.6%
   90,000   CenturyTel, Inc.                                               3,218
   91,740   Verizon Communications                                         4,598

 Waste Management - 1.0%
  119,400   Landauer, Inc.                                                 2,179
                                                                        --------

 TOTAL COMMON STOCK                                                      210,474
                                                                        --------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 PREFERRED STOCKS - 1.6%

 Computers (Software & Services) - 1.6%
    345,500 Merrill Lynch & Co. (CIBER)
            7.875% Convertible                                         $  3,563
                                                                       --------

 TOTAL PREFERRED STOCKS                                                   3,563
                                                                       --------

 CASH EQUIVALENTS - 5.5%

 Investment Companies
 11,254,345 AIM Short-Term Investments Co.                               11,254
            Liquid Assets Money Market Portfolio (Institutional
            Shares)
    754,701 J.P. Morgan Institutional Prime Money Market                    755
                                                                       --------

 TOTAL CASH EQUIVALENTS                                                  12,009
                                                                       --------

 TOTAL INVESTMENTS - 102.9%                                             226,046

 Other Assets, less Liabilities                                          (6,270)
                                                                       --------

 NET ASSETS                                                            $219,776
                                                                       ========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          With its heavy weighting in technology the SAFECO Northwest
WILLIAM B.    Fund underperformed the Northwest 50 Index and the Lipper
WHITLOW       average for multi-cap core funds for the year ending December 31,
              2000.

                 Our formerly heavy weighting in technology was responsible for the Fund's underperformance in the last 12 months, and for its substantial outperformance over the last two years.

                 All in all, I am pleased with the way the portfolio weathered the storm unleashed on the technology and telecommunications sectors. When they began falling, I began selling tech stocks, especially Internet issues, to bring our weighting more in line with the S&P. I held our weighting in telecommunications, adding Montana Power for its fiber optics network, as I think there continues to be good potential here.

   My goal is to balance the portfolio's tech side with more traditional "old" economy stocks. Our consumer staple, basic industry and financial holdings add equilibrium, as well as potential, to the portfolio. Indeed, Washington Mutual, StanCorp Financial, Starbucks, Weyerhaeuser and Kroger cushioned the Fund through the correction that began in March. Given the positive outlook for financials, I added Bank of America to our ranks.

   Part of my strategy is to hold core growth companies and move into cyclical companies on their upswing. For its longer commercial airplane cycle, we returned to Boeing. Believing its sales will cycle up with Windows 2000, we bought more Microsoft. One of 2000's many lessons in investing was that tech companies have cycles, as do asset classes, investment styles and economies.

   Despite their cycling down, I think the tech sector and the Northwest have superior long-term potential. I remain committed to balancing a well-calculated, but aggressive, approach to technology with "old economy" stocks.

William B. Whitlow

--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000            1 Year    5 Year    Since Inception**
--------------------------------------------------------------------------------
SAFECO Northwest Fund                     (16.11)%    15.10%        12.50%
S&P 500 Index                              (9.10)%    18.32%        16.17%
WM Group NW 50 Index                       (1.15)%    22.22%        16.01%
Lipper, Inc. (Multi-Cap Core Funds)        (2.95)%    16.25%          N/A

** Graph and average annual return comparison begins February 7, 1991, inception date of the fund.


Investment Values

                 SAFECO           WM Group
             Northwest Fund     NW 50 Index     S&P 500 Index
             --------------     -----------     -------------
2/7/91           10,000
2/28/91          10,130            10,000           10,000
3/31/91          10,357            10,392           10,242
4/30/91          10,660            10,633           10,266
5/31/91          11,024            11,255           10,708
6/30/91          10,379            10,489           10,217
7/31/91          10,998            10,981           10,693
8/31/91          11,454            11,410           10,946
9/30/91          11,173            11,177           10,763
10/31/91         11,061            11,156           10,907
11/30/91         10,380            10,697           10,469
12/31/91         11,643            11,963           11,664
1/31/92          12,144            12,572           11,447
2/29/92          12,533            12,744           11,595
3/31/92          12,258            12,322           11,370
4/30/92          11,828            11,744           11,703
5/31/92          11,950            11,623           11,760
6/30/92          11,573            11,201           11,586
7/31/92          11,840            11,301           12,059
8/31/92          11,522            10,976           11,812
9/30/92          12,002            11,393           11,951
10/31/92         12,403            11,830           11,992
11/30/92         12,927            12,345           12,399
12/31/92         13,282            12,353           12,551
1/31/93          13,334            12,432           12,656
2/28/93          12,680            12,028           12,829
3/31/93          13,176            12,508           13,099
4/30/93          12,638            12,211           12,783
5/31/93          12,912            12,497           13,124
6/30/93          12,791            12,212           13,162
7/31/93          12,685            11,757           13,109
8/31/93          13,044            12,223           13,605
9/30/93          13,035            11,932           13,498
10/31/93         13,204            12,343           13,777
11/30/93         13,257            12,592           13,646
12/31/93         13,418            12,743           13,811
1/31/94          13,655            13,113           14,280
2/28/94          14,000            13,294           13,893
3/31/94          13,407            12,809           13,288
4/30/94          13,375            12,754           13,459
5/31/94          13,580            12,930           13,679
6/30/94          13,233            12,520           13,344
7/31/94          13,427            12,599           13,782
8/31/94          14,031            13,308           14,346
9/30/94          13,711            12,781           13,996
10/31/94         13,580            12,687           14,309
11/30/94         13,243            12,442           13,789
12/31/94         13,210            12,493           13,993
1/31/95          13,373            12,439           14,355
2/28/95          13,711            12,882           14,914
3/31/95          14,169            13,290           15,354
4/30/95          14,354            13,674           15,806
5/31/95          14,573            13,659           16,436
6/30/95          15,291            14,473           16,818
7/31/95          16,088            15,005           17,375
8/31/95          16,230            15,275           17,418
9/30/95          16,317            15,817           18,153
10/31/95         16,125            15,432           18,088
11/30/95         16,091            15,641           18,882
12/31/95         15,875            15,811           19,245
1/31/96          16,026            15,710           19,900
2/29/96          16,514            16,054           20,085
3/31/96          17,513            16,569           20,278
4/30/96          17,990            17,546           20,577
5/31/96          18,292            17,812           21,106
6/30/96          17,911            17,716           21,187
7/31/96          17,062            16,828           20,251
8/31/96          17,609            17,643           20,679
9/30/96          17,885            18,080           21,842
10/31/96         17,431            17,936           22,444
11/30/96         18,197            19,215           24,139
12/31/96         18,262            19,644           23,661
1/31/97          19,585            20,502           25,138
2/28/97          19,598            20,863           25,336
3/31/97          18,768            20,266           24,297
4/30/97          19,443            21,151           25,746
5/31/97          20,741            22,863           27,312
6/30/97          21,935            23,922           28,535
7/31/97          23,817            26,083           30,805
8/31/97          23,194            25,217           29,081
9/30/97          24,349            26,959           30,673
10/31/97         23,207            25,154           29,649
11/30/97         24,219            26,659           31,021
12/31/97         23,945            26,033           31,553
1/31/98          23,724            25,911           31,902
2/28/98          26,158            28,536           34,201
3/31/98          26,490            29,872           35,951
4/30/98          27,140            30,098           36,313
5/31/98          25,162            28,281           35,690
6/30/98          25,730            30,030           37,138
7/31/98          24,153            28,168           36,744
8/31/98          19,352            23,651           31,437
9/30/98          20,473            24,743           33,451
10/31/98         21,759            27,482           36,169
11/30/98         23,613            30,600           38,360
12/31/98         24,782            34,256           40,570
1/31/99          26,264            35,968           42,266
2/28/99          25,243            35,432           40,953
3/31/99          25,523            37,914           42,591
4/30/99          26,096            39,419           44,241
5/31/99          27,270            39,469           43,196
6/30/99          29,311            41,296           45,593
7/31/99          28,654            38,129           44,170
8/31/99          28,668            38,011           43,950
9/30/99          28,332            37,238           42,745
10/31/99         31,281            39,173           45,450
11/30/99         33,853            39,811           46,377
12/31/99         38,220            43,781           49,107
1/31/00          38,144            43,213           46,640
2/29/00          42,354            44,947           45,757
3/31/00          43,290            47,598           50,234
4/30/00          37,948            43,221           48,718
5/31/00          36,258            40,445           47,718
6/30/00          40,996            41,741           48,895
7/31/00          39,020            40,819           48,134
8/31/00          40,981            43,816           51,124
9/30/00          36,771            41,620           48,425
10/31/00         36,832            42,868           48,220
11/30/00         31,928            40,032           44,419
12/31/00         32,064            43,121           44,637

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ................................................ 7.3%
 (Savings & Loans)
Kroger Co. ............................................................. 6.0
 (Retail--Food Chains)
Costco Wholesale Corp. ................................................. 5.3
 (Retail--General Merchandise)
Expeditors International of Washington, Inc. ........................... 5.2
 (Air Freight)
StanCorp Financial Group, Inc. ......................................... 5.0
 (Insurance--Life & Health)
VoiceStream Wireless Corp. ............................................. 4.9
 (Telecommunications--Cellular/Wireless)
Western Wireless Corp. (Class A)........................................ 4.9
 (Telecommunications--Cellular/Wireless)
Starbucks Corp. ........................................................ 4.8
 (Restaurants)
Microsoft Corp. ........................................................ 4.5
 (Computers--Software & Services)
Bank of America Corp. .................................................. 3.4
 (Banks--Major Regional)

TOP FIVE PURCHASES                                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Western Wireless Corp. (Class A)........................................ $6,398
Go2Net, Inc. ...........................................................  5,824
Bank of America Corp. ..................................................  4,839
AVT Corp. ..............................................................  4,497
Micron Technology, Inc. ................................................  4,228

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Albertson's, Inc. ...................................................... $3,718
Mylan Laboratories, Inc. ...............................................  3,686
AVT Corp. ..............................................................  2,841
Alaska Air Group, Inc. .................................................  2,802
ARIS Corp. .............................................................  2,515

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telecommunications (Cellular/Wireless).................................. 10%
Computers (Software & Services).........................................  8
Savings & Loans.........................................................  7
Electronics (Semiconductors)............................................  7
Retail (Food Chains)....................................................  6

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:    ($4 Bil. and above)          58%
2 Small - Common Stocks:    (Less than $1.5 Bil.)        22%
3 Medium - Common Stocks:   ($1.5 Bil. - $4 Bil.)        19%
4 Cash & Other:                                           1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 2000


 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 100.6%

 Aerospace/Defense - 2.4%
      45,000   Boeing Co.                                              $   2,970

 Air Freight - 5.2%
     118,000 Expeditors International of Washington, Inc.                  6,335

 Airlines - 1.6%
      66,000 * Northwest Airlines Corp.                                    1,988

 Banks (Major Regional) - 5.9%
      89,000   Bank of America Corp.                                       4,083
      75,000   U.S. Bancorp                                                2,189
      93,280   West Coast Bancorp, Inc.                                      909

 Banks (Regional) - 0.5%
      79,000   Washington Banking Co.                                        642

 Biotechnology - 1.8%
      80,000 * Corixa Corp.                                                2,230

 Chemicals (Diversified) - 1.8%
     152,000   Penford Corp.                                               2,166

 Communication Equipment - 1.0%
     242,000 * AVT Corp.                                                   1,202

 Computers (Hardware) - 2.9%
     111,000   Hewlett-Packard Co.                                         3,503

 Computers (Networking) - 1.8%
      79,050 * Avocent Corp.                                               2,134

 Computers (Peripherals) - 3.3%
     117,000 * click2learn.com, Inc.                                       1,141
     164,746 * InfoSpace, Inc.                                             1,457
      45,000 * WatchGuard Technologies, Inc.                               1,423

 Computers (Software & Services) - 7.9%
      50,000 * F5 Networks, Inc.                                             475
      97,000 * Internap Network Services Corp.                               703
     126,000 * Microsoft Corp.                                             5,481
      95,000 * ONYX Software Corp.                                         1,045
      62,000 * WebTrends Corp.                                             1,794

 Electric Companies - 1.0%
      59,000 * Montana Power Co.                                           1,224

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Electrical Equipment - 0.9%
      20,595 * Agilent Technologies, Inc.                              $   1,128

 Electronics (Semiconductors) - 6.5%
     131,000   Intel Corp.                                                 3,963
     111,000 * Micron Technology, Inc.                                     3,941

 Hardware & Tools - 0.5%
     141,000 * Jore Corp.                                                    652

 Health Care (Diversified) - 3.3%
      62,000   American Home Products Corp.                                3,940

 Health Care (Major Pharmaceuticals) - 2.5%
     230,000 * Penwest Pharmaceuticals Co.                                 2,976

 Health Care (Medical Products & Supplies) - 1.4%
     128,000 * SonoSite, Inc.                                              1,632

 Health Care (Specialized Services) - 1.2%
      90,000 * Rosetta Inpharmatics, Inc.                                  1,440

 Insurance (Life & Health) - 5.0%
     128,000   StanCorp Financial Group, Inc.                              6,112

 Iron & Steel - 1.7%
     161,000   Schnitzer Steel Industries, Inc.                            2,093

 Leisure Time (Products) - 1.6%
     105,000 * Ambassadors International, Inc.                             1,995

 Paper & Forest Products - 2.8%
      66,000   Weyerhaeuser Co.                                            3,350

 Restaurants - 4.8%
     131,000 * Starbucks Corp.                                             5,797

 Retail (Food Chains) - 6.0%
     267,000 * Kroger Co.                                                  7,226

 Retail (General Merchandise) - 5.3%
     161,000 * Costco Wholesale Corp.                                      6,430

 Savings & Loans - 7.3%
     166,000   Washington Mutual, Inc.                                     8,808

 Telecommunications (Cellular/Wireless) - 9.7%
      59,000 * VoiceStream Wireless Corp.                                  5,937
     150,000 * Western Wireless Corp. (Class A)                            5,878

 Telephone - 3.0%
     202,000 * XO Communications, Inc. (Class A)                           3,598
                                                                       ---------

 TOTAL COMMON STOCKS                                                     121,990
                                                                       ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.2%

 Investment Companies
    212,941 AIM Short-Term Investments Co. Liquid Assets Money
            Market Portfolio (Institutional Shares)                    $    213
                                                                       --------

 TOTAL CASH EQUIVALENTS                                                     213
                                                                       --------

 TOTAL INVESTMENTS - 100.8%                                             122,203

 Other Assets, less Liabilities                                            (917)
                                                                       --------

 NET ASSETS                                                            $121,286
                                                                       ========
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO International Stock Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Though the total returns are negative, the SAFECO International Stock Fund outperformed the EAFE Index for the year 2000, and each of its quarters. The Fund also did better than its international peers, according to Lipper.

   For the year, financials were the big winners, while TMT (technology, media and telecom) stocks provided most of the big losers. Consumer staples, tobacco, health care and financials also fared well as investors sought the security of "old economy" stocks.

   European markets were volatile, with concerns about economic slowdown and future earnings. Technology-exposed markets such as Japan, Korea and Taiwan had very poor years. Hong Kong and Australia fared somewhat better.

   In this environment, the portfolio benefited from being underweighted in Japan versus the index, and by its anticipation of a return to fundamental investing. As we had already trimmed TMT stocks and reinvested in lower-valued, more attractive opportunities, we suffered less when investor sentiment shifted in the first quarter. The Fund benefited in particular from its holdings in pharmaceuticals and its "Global Financial Services" theme.

   The outlook for Japan turned sour with the electronics cycle at year-end. Economic and earnings growth estimates are falling sharply there. The remaining Asian markets (except Australia and Hong Kong) ended the year in a subdued state. Australia and Hong Kong are benefiting by the combination of solid economic conditions and lower interest rate expectations. The prospect of a slowing U.S. economy, together with a strengthening Euro, will likely reduce earnings growth for the European markets 7% to 10%.

   The good news is that, with the fall in global equities in 2000, a number of stocks became more attractively priced, and that provides new opportunities for value investors such as us.

Bank of Ireland
Asset Management (U.S.) Limited

--------------------------------------------------------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. Funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                  1 Year       Since Inception**
-------------------------------------------------------------------------------
SAFECO International Stock Fund                 (10.95)%           9.57%
EAFE Index                                      (15.21)%           5.65%
Lipper, Inc. (International Funds)              (15.60)%            N/A

** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

                  SAFECO
               International
                Stock Fund         EAFE Index
               -------------       ----------
1/31/96           10,000            10,000
2/29/96            9,930            10,021
3/31/96           10,040            10,220
4/30/96           10,290            10,504
5/31/96           10,250            10,298
6/30/96           10,240            10,342
7/31/96            9,840            10,026
8/31/96           10,240            10,035
9/30/96           10,454            10,288
10/31/96          10,585            10,169
11/30/96          11,249            10,560
12/31/96          11,423            10,410
1/31/97           11,382            10,033
2/28/97           11,534            10,183
3/31/97           11,463            10,207
4/30/97           11,514            10,247
5/31/97           12,050            10,900
6/30/97           12,414            11,488
7/31/97           12,850            11,660
8/31/97           11,747            10,776
9/30/97           12,556            11,366
10/31/97          11,514            10,478
11/30/97          11,585            10,358
12/31/97          11,943            10,435
1/31/98           12,203            10,899
2/28/98           13,013            11,584
3/31/98           13,522            11,926
4/30/98           13,594            12,007
5/31/98           13,719            11,934
6/30/98           13,854            12,010
7/31/98           14,010            12,118
8/31/98           12,182            10,602
9/30/98           11,444            10,263
10/31/98          12,317            11,318
11/30/98          13,272            11,883
12/31/98          13,646            12,337
1/31/99           13,677            12,286
2/28/99           13,594            11,979
3/31/99           13,958            12,464
4/30/99           14,633            12,955
5/31/99           13,916            12,273
6/30/99           14,415            12,737
7/31/99           14,664            13,100
8/31/99           14,716            13,133
9/30/99           14,695            13,251
10/31/99          15,235            13,732
11/30/99          16,035            14,194
12/31/99          17,603            15,454
1/31/00           16,554            14,458
2/29/00           17,146            14,833
3/31/00           17,779            15,394
4/30/00           16,866            14,570
5/31/00           16,679            14,199
6/30/00           17,250            14,739
7/31/00           16,710            14,107
8/31/00           16,845            14,215
9/30/00           15,931            13,509
10/31/00          15,588            13,176
11/30/00          15,079            12,668
12/31/00          15,686            13,104

The performance graph compares a hypothetical $10,000 investment in the fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
ING Groep NV............................................................ 4.7%
 (Banks--Foreign)
Vodafone Group, plc..................................................... 4.1
 (Telephone)
Nestle SA............................................................... 3.0
 (Foods)
Shell Transport & Trading Co., plc...................................... 2.9
 (Oil--International Integrated)
Barclays, plc........................................................... 2.6
 (Banks--Foreign)
Aventis SA.............................................................. 2.6
 (Chemicals)
Total Fina Elf SA....................................................... 2.5
 (Oil--International Integrated)
Axa..................................................................... 2.5
 (Insurance--Multi-Line)
Swiss Re................................................................ 2.3
 (Insurance--Multi-Line)
ENI SpA................................................................. 2.3
 (Telephone)

TOP FIVE PURCHASES                                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
NEC Corp................................................................  $703
Hitachi, Ltd. ..........................................................   581
Shell Transport & Trading Co., plc......................................   534
Marconi, plc............................................................   527
Koninklijke (Royal) Philips Electronics NV..............................   474

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Vodafone Group, plc.....................................................  $669
Allied Zurich, plc......................................................   478
Sony Corp. .............................................................   382
ING Groep NV............................................................   364
Canon, Inc. ............................................................   357

                                                                      Percent of
TOP FIVE COUNTRIES                                                    Net Assets
--------------------------------------------------------------------------------
United Kingdom..........................................................  30%
Netherlands.............................................................  15
Japan...................................................................  14
Switzerland.............................................................  12
France..................................................................  12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 2000

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 102.6%
 Australia - 3.2%
       8,405 Brambles Industries, Ltd.                                 $     196
             Services (Commercial & Consumer)
      22,900 National Australia Bank, Ltd.                                   367
             Banks (Foreign)
      37,571 News Corp., Ltd.                                                292
             Publishing
      35,918 Telstra Corp., Ltd.                                             128
             Telephone
      23,977 Westpac Banking Corp., Ltd.                                     176
             Banks (Foreign)

 Denmark - 0.4%
       3,780 Tele Danmark AS                                                 154
             Telephone

 France - 11.5%
      12,110 Alcatel                                                         687
             Telephone
      10,504 Aventis SA                                                      920
             Chemicals
       6,123 Axa                                                             884
             Insurance (Multi-Line)
       6,014 Total Fina Elf SA                                               893
             Oil (International Integrated)
      11,424 Vivendi Universal SA                                            751
             Services (Commercial & Consumer)

 Germany - 5.7%
       8,075 Bayer AG                                                        425
             Chemicals
       6,710 Bayerische Hypo-und Vereinsbank AG                              376
             Banks (Foreign)
      15,802 Bayerische Motoren Werke AG                                     515
             Automobiles
      11,915 E.On AG                                                         724
             Electric Companies

 Hong Kong - 3.3%
      30,000 Cheung Kong Holdings, Ltd.                                      384
             Real Estate Investment Trust
      48,000 China Mobile (Hong Kong), Ltd. Telecommunications               262
             (Cellular/Wireless)
   1,380,000 PetroChina Co., Ltd.                                            230
             Oil & Gas (Exploration & Production)
      31,000 Sun Hung Kai Properties, Ltd.                                   309
             Real Estate Investment Trust

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 Italy - 3.2%
      73,430 ENI SpA                                                   $     810
             Telephone
      57,177 Ente Nazionale Idrocarburi SpA Oil (International               364
             Integrated)

 Japan - 13.9%
       2,800 Acom Co., Ltd.                                                  206
             Consumer Finance
      10,000 Bank of Tokyo--Mitsubishi, Ltd.                                  99
             Banks (Foreign)
      19,000 Canon, Inc.                                                     664
             Office Equipment & Supplies
      10,000 Fuji Photo Film Co.                                             417
             Office Equipment & Supplies
      71,000 Hitachi, Ltd.                                                   631
             Electrical Equipment
       4,000 Hoya Corp.                                                      293
             Health Care (Medical Products & Supplies)
       2,600 Murata Manufacturing Co., Ltd.                                  304
             Electrical Equipment
      27,000 NEC Corp.                                                       493
             Electronics (Semiconductors)
          57 Nippon Telegraph & Telephone Corp.                              410
             Telephone
          15 NTT DoCoMo, Inc.                                                258
             Telephone
       1,200 Rohm Co., Ltd.                                                  227
             Electrical Equipment
       1,600 SMC Corp.                                                       205
             Machinery (Diversified)
       2,800 Sony Corp.                                                      193
             Electrical Equipment
      10,000 Takeda Chemical Industries                                      590
             Health Care
             (Major Pharmaceuticals)

 Netherlands - 15.0%
      28,648 ABN AMRO Holding NV                                             650
             Banks (Foreign)
      23,049 Elsevier NV                                                     338
             Publishing
       6,450 Fortis NV                                                       209
             Financial (Diversified)
       3,660 Heineken NV                                                     221
             Beverages (Alcoholic)
      21,192 ING Groep NV                                                  1,690
             Banks (Foreign)
      13,018 Koninklijke KPN NV                                              150
             Telephone

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 2000

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
      15,857  Koninklijke (Royal) Philips Electronics NV               $     580
              Electronics (Semiconductors)
      21,655  Koninklijke Ahold NV                                           697
              Retail (Food Chains)
       7,525  Royal Dutch Petroleum Co.                                      460
              Oil (International Integrated)
       8,235  TNT Post Group NV                                              199
              Shipping
       4,480  VNU NV                                                         220
              Publishing

 Portugal - 0.4%
      40,283  Electricidade de Portugal SA                                   133
              Electric Companies

 Singapore - 1.0%
      21,122  DBS Group Holdings, Ltd.                                       239
              Banks (Foreign)
       8,000  Singapore Press Holdings, Ltd.                                 118
              Publishing

 South Korea - 0.2%
       4,600# Pohang Iron & Steel Co., Ltd. (ADR)                             72
              Iron & Steel

 Spain - 2.6%
      43,150  Banco Santander Central Hispano SA                             461
              Banks (Foreign)
      28,327  Telefonica SA                                                  467
              Telephone

 Sweden - 1.0%
      32,950  Telefonaktiebolaget LM Ericsson AB                             374
              Telecommunications (Long Distance)

 Switzerland - 11.6%
         127  Lonza AG                                                        74
              Chemicals
         462  Nestle SA                                                    1,077
              Foods
         439  Novartis AG                                                    775
              Health Care (Major Pharmaceuticals)
          57  Roche Holding AG                                               580
              Health Care (Major Pharmaceuticals)

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
         345  Swiss Re                                                 $     826
              Insurance (Multi-Line)
       4,620  UBS AG                                                         753
              Banks (Foreign)
         187  Zurich Financial Services AG                                   113
              Insurance (Multi-Line)

 United Kingdom - 29.6%
      14,420  3i Group, plc                                                  267
              Investment Management
       7,185  AstraZeneca Group, plc                                         362
              Health Care (Medical Products & Supplies)
      30,275  Barclays, plc                                                  935
              Banks (Foreign)
      47,610  Cable & Wireless, plc                                          642
              Telephone
      46,643  Cadbury Schweppes, plc                                         323
              Beverages (Non-Alcoholic)
      50,398  Diageo, plc                                                    563
              Beverages (Alcoholic)
      25,486  EMI Group, plc                                                 209
              Leisure Time (Products)
      27,385  GlaxoSmithKline, plc                                           773
              Health Care (Major Pharmaceuticals)
      45,055  Granada Compass, plc                                           483
              Services (Commercial & Consumer)
      10,839  Granada Media, plc                                              69
              Broadcasting (TV, Radio & Cable)
      52,240  Hilton Group, plc                                              163
              Lodging (Hotels)
      76,619  Invensys, plc                                                  179
              Manufacturing (Diversified)
      72,392  Lloyds TSB Group, plc                                          763
              Banks (Foreign)
      43,650  Marconi, plc                                                   468
              Communication Equipment
      25,550  P & O Princess Cruises, plc                                    112
              Leisure Time (Products)
      10,220  Pearson, plc                                                   244
              Publishing
      42,780  Prudential, plc                                                687
              Insurance (Multi-Line)
       8,670  Railtrack Group, plc                                           117
              Railroads
      21,200  Reuters Group, plc                                             359
              Services (Commercial & Consumer)
       9,350  RMC Group, plc                                                  82
              Building Materials

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 2000

                                                                         VALUE
SHARES                                                                  (000's)
-------------------------------------------------------------------------------
 127,179 Shell Transport & Trading Co., plc                             $ 1,040
         Oil (International Integrated)
   8,786 Smiths Group, plc                                                  106
         Manufacturing (Diversified)
  19,100 Smiths Group, plc (Illiquid)                                         6
         Manufacturing (Diversified)
 403,216 Vodafone Group, plc                                              1,480
         Telephone
  18,000 WPP Group, plc                                                     235
         Services (Advertising/Marketing)
                                                                        -------

 TOTAL COMMON STOCKS                                                     36,980
                                                                        -------

                                                                          VALUE
 SHARES                                                                 (000's)
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS - 102.6%                                             $36,980

 Domestic Cash                                                            2,762
 Foreign Cash                                                                 0

 Other Assets, less Liabilities                                          (3,711)
                                                                        -------

                                                                           (949)
                                                                        -------

 NET ASSETS                                                             $36,031
                                                                        =======
-------------------------------------------------------------------------------

# Security traded on NYSE and valued in USD.

                                                                     Percent of
INDUSTRY DIVERSIFICATION                                             Net Assets
-------------------------------------------------------------------------------
Banks (Foreign)......................................................   18.1%
Telephone............................................................   14.4
Oil (International Integrated).......................................    7.6
Health Care (Major Pharmaceuticals)..................................    7.5
Insurance (Multi-Line)...............................................    7.0
Services (Commercial & Consumer).....................................    5.0
Chemicals............................................................    3.9
Electrical Equipment.................................................    3.8
Publishing...........................................................    3.4
Office Equipment & Supplies..........................................    3.0
Foods................................................................    3.0
Electronics (Semiconductors).........................................    3.0
Electric Companies...................................................    2.4
Beverages (Alcoholic)................................................    2.2
Retail (Food Chains).................................................    1.9
Real Estate Investment Trust.........................................    1.9
Health Care (Medical Products & Supplies)............................    1.8
Automobiles..........................................................    1.4
Communication Equipment..............................................    1.3

                                                                     Percent of
INDUSTRY DIVERSIFICATION                                             Net Assets
-------------------------------------------------------------------------------
Telecommunications (Long Distance)...................................   1.0%
Beverages (Non-Alcoholic)............................................   0.9
Leisure Time (Products)..............................................   0.9
Manufacturing (Diversified)..........................................   0.8
Investment Management................................................   0.7
Telecommunications (Cellular/Wireless)...............................   0.7
Services (Advertising/Marketing).....................................   0.7
Oil & Gas (Exploration & Production).................................   0.6
Financial (Diversified)..............................................   0.6
Consumer Finance.....................................................   0.6
Machinery (Diversified)..............................................   0.6
Shipping.............................................................   0.6
Lodging (Hotels).....................................................   0.4
Railroads............................................................   0.3
Building Materials...................................................   0.2
Iron & Steel.........................................................   0.2
Broadcasting (TV, Radio & Cable).....................................   0.2
                                                                      -----
                                                                      102.6%
                                                                      =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO Balanced Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          The SAFECO Balanced Fund substantially outperformed its split
REX BENTLEY   benchmark index and the Lipper average for balanced funds for the year ended December 31, 2000.

                 At year-end, stocks were 60.8% of net assets, bonds were
              37.7% of net assets, and 1.5% was invested in cash. Both sides of the portfolio outperformed their benchmarks.

                 Our victory over the S&P 500 came in the second half of the year as value-- the equity investment discipline we practice-- returned to favor. Having stuck to our value style, we are gratified to report that during the year value dominated growth. The Russell 1000 Value Index returned 7.0%, while the Russell 1000 Growth Index fell 22.4%.

   In our opinion, value stocks are still attractively priced, and we expect them to continue to outperform growth. Thus, we initiated positions in Citigroup and Wells Fargo to raise our
financial weighting and lowered our tech allocation by                   [PHOTO]
abandoning Xerox, Lucent and Apple Computer. These moves helped   MICHAEL HUGHES
lead to a very successful fourth quarter and a portfolio we think is well-positioned for 2001.

                 The fact that we had no problem bonds in a
              difficult year for corporate bonds was the first factor of our fixed-income outperformance. Second, we took advantage of changes in interest rates. Finally, we benefited by being in the right type of bonds. For the entire year, we were underweighted in the worst-performing fixed-income sector, corporate bonds. At the beginning of the year we were overweighted in Treasuries, the then-best-performing sector. In the second half of the year, we replaced those with U.S. agency securities, which proceeded to steal the show.

[PHOTO]          We will continue to employ the same strategies in both the
LYNETTE D.    stock and bond portfolios that comprise the SAFECO Balanced
SAGRELD       Fund.


Rex Bentley
Michael Hughes
Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                 1 Year        Since Inception**
-------------------------------------------------------------------------------
SAFECO Balanced Fund                            5.09 %               9.37%
60% S&P 500/40% Lehman Brothers
  Gov't./Corp. Index                           (0.72)%              13.20%
S&P 500 Index                                  (9.10)%              17.86%
Lipper, Inc. (Balanced Funds)                   1.52 %                N/A

** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

                                  60% S&P 500/
                                   40% Lehman
                 SAFECO         Brothers Gov't./
              Balanced Fund       Corp. Index      S&P 500 Index
              -------------     ----------------   -------------
1/31/96          10,000              10,000           10,000
2/29/96           9,950               9,971           10,093
3/31/96          10,017               9,995           10,190
4/30/96          10,077              10,056           10,340
5/31/96          10,218              10,205           10,607
6/30/96          10,345              10,282           10,647
7/31/96          10,112              10,020           10,177
8/31/96          10,243              10,137           10,392
9/30/96          10,599              10,551           10,976
10/31/96         10,813              10,824           11,279
11/30/96         11,272              11,394           12,131
12/31/96         11,140              11,208           11,890
1/31/97          11,473              11,633           12,633
2/28/97          11,567              11,698           12,732
3/31/97          11,163              11,354           12,210
4/30/97          11,414              11,827           12,938
5/31/97          11,896              12,303           13,725
6/30/97          12,209              12,692           14,340
7/31/97          12,905              13,453           15,480
8/31/97          12,420              12,941           14,614
9/30/97          12,760              13,448           15,414
10/31/97         12,621              13,265           14,900
11/30/97         12,834              13,661           15,589
12/31/97         12,993              13,859           15,856
1/31/98          13,083              14,029           16,031
2/28/98          13,654              14,624           17,187
3/31/98          13,964              15,091           18,066
4/30/98          13,885              15,212           18,248
5/31/98          13,761              15,121           17,935
6/30/98          13,806              15,551           18,663
7/31/98          13,500              15,457           18,465
8/31/98          12,593              14,238           15,798
9/30/98          13,275              14,948           16,810
10/31/98         13,983              15,635           18,176
11/30/98         14,417              16,240           19,277
12/31/98         14,626              16,818           20,387
1/31/99          14,638              17,287           21,240
2/28/99          14,183              16,801           20,580
3/31/99          14,388              17,237           21,403
4/30/99          15,026              17,655           22,232
5/31/99          15,014              17,332           21,707
6/30/99          15,287              17,887           22,912
7/31/99          14,984              17,533           22,196
8/31/99          14,633              17,475           22,086
9/30/99          14,296              17,250           21,481
10/31/99         14,723              17,923           22,840
11/30/99         14,699              18,138           23,306
12/31/99         14,779              18,735           24,678
1/31/00          14,191              18,168           23,438
2/29/00          13,565              18,053           22,994
3/31/00          14,596              19,217           25,244
4/30/00          14,571              18,831           24,482
5/31/00          14,659              18,593           23,979
6/30/00          14,584              19,020           24,571
7/31/00          14,444              18,923           24,188
8/31/00          14,762              19,735           25,691
9/30/00          14,578              19,139           24,335
10/31/00         15,038              19,139           24,232
11/30/00         14,846              18,364           22,321
12/31/00         15,531              18,563           22,431

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses at transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN STOCK HOLDINGS                                                Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ................................................ 2.4%
 (Savings & Loans)
NiSource, Inc. ......................................................... 1.9
 (Electric Companies)
American General Corp. ................................................. 1.9
 (Financial--Diversified)
Procter & Gamble Co. ................................................... 1.9
 (Household Products--Non-Durables)
Praxair, Inc. .......................................................... 1.8
 (Chemicals)
CVS Corp. .............................................................. 1.7
 (Retail--Drug Stores)
Exxon Mobil Corp. ...................................................... 1.7
 (Oil--International Integrated)
Bank of America Corp. .................................................. 1.6
 (Banks--Major Regional)
Hartford Financial Services Group, Inc. ................................ 1.6
 (Insurance--Multi-Line)
ALLTEL Corp. ........................................................... 1.6
 (Telephone)

TOP FIVE PURCHASES (Common Stocks)                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
United Parcel Service, Inc. (Class B)...................................   $292
The Gillette Co. .......................................................    288
Lucent Technologies, Inc. ..............................................    281
Procter & Gamble Co. ...................................................    265
Royal Dutch (ADR).......................................................    251

TOP FIVE SALES (Common Stocks)                                          Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Lucent Technologies, Inc. ..............................................  $464
Albertson's Inc. .......................................................   434
WorldCom, Inc. .........................................................   366
Kimberly-Clark Corp. ...................................................   347
Xerox Corp. ............................................................   339

                                                                      Percent of
TOP FIVE INDUSTRIES (Common Stocks)                                   Net Assets
--------------------------------------------------------------------------------
Banks (Major Regional)..................................................   6%
Telephone...............................................................   5
Oil (International Integrated)..........................................   4
Health Care (Diversified)...............................................   4
Financial (Diversified).................................................   3

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)          57%
2 Mortgage Backed Securities:                           12%
3 U.S. Government Securities:                           12%
4 Corporate Bonds:                                       8%
5 Asset Backed Securities:                               6%
6 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)         3%
7 Small - Common Stocks:   (Less than $1.5 Bil.)         1%
8 Cash & Other:                                          1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 60.8%

 Banks (Major Regional) - 5.5%
       6,500   Bank of America Corp.                                     $   298
       2,700   Citigroup, Inc.                                               138
       7,800   KeyCorp                                                       218
       8,000   U.S. Bancorp                                                  234
       2,500   Wells Fargo & Co.                                             139

 Banks (Money Center) - 1.6%
       6,400   Chase Manhattan Corp.                                         291

 Chemicals - 2.7%
       3,400   Du Pont (E.I.) de Nemours & Co.                               164
       7,300   Praxair, Inc.                                                 324

 Communication Equipment - 0.8%
       4,900   Nortel Networks Corp.                                         157

 Computers (Hardware) - 1.4%
       3,900   Hewlett-Packard Co.                                           123
       1,500   International Business Machines Corp.                         128

 Computers (Software & Services) - 0.6%
       2,700 * Microsoft Corp.                                               117

 Electric Companies - 1.9%
      11,700   NiSource, Inc.                                                360

 Electrical Equipment - 1.0%
       2,300   Emerson Electric Co.                                          181

 Electronics (Semiconductors) - 0.4%
       2,400   Intel Corp.                                                    73

 Entertainment - 0.9%
       5,500   Walt Disney Co.                                               159

 Financial (Diversified) - 3.4%
       4,300   American General Corp.                                        350
       3,300   Federal National Mortgage Association                         286

 Foods - 0.9%
       6,600   ConAgra, Inc.                                                 172

 Health Care (Diversified) - 4.1%
       2,600   Abbott Laboratories                                           126
       2,500   American Home Products Corp.                                  159
       3,300   Bristol-Myers Squibb Co.                                      244
       2,100   Johnson & Johnson                                             221

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Household Products (Non-Durables) - 1.9%
       4,400   Procter & Gamble Co.                                      $   345

 Insurance (Life & Health) - 0.7%
       4,600   UnumProvident Corp.                                           124

 Insurance (Multi-Line) - 1.6%
       4,200   Hartford Financial Services Group, Inc.                       297

 Manufacturing (Diversified) - 2.7%
       5,200   Crane Co.                                                     148
       5,800   Dover Corp.                                                   235
       1,000   Minnesota Mining & Manufacturing Co.                          121

 Manufacturing (Specialized) - 1.4%
       7,700   Diebold, Inc.                                                 257

 Oil & Gas (Drilling & Equipment) - 0.7%
       3,500   Halliburton Co.                                               127

 Oil (International Integrated) - 4.4%
       2,800   Chevron Corp.                                                 236
       3,588   Exxon Mobil Corp.                                             312
       4,300   Royal Dutch Petroleum Co. (ADR)                               260

 Personal Care - 1.6%
       8,000   Gillette Co.                                                  289

 Publishing (Newspapers) - 1.2%
       3,400   Gannett Co., Inc.                                             214

 Real Estate Investment Trust - 2.6%
       3,200   Equity Residential Properties Trust                           177
       4,300   First Industrial Realty Trust, Inc.                           146
       5,800   Liberty Property Trust                                        166

 Restaurants - 1.1%
       6,000   McDonald's Corp.                                              204

 Retail (Department Stores) - 1.4%
       7,850   May Department Stores Co.                                     257

 Retail (Drug Stores) - 1.7%
       5,400   CVS Corp.                                                     324

 Retail (General Merchandise) - 1.4%
       6,500 * Costco Wholesale Corp.                                        260

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Savings & Loans - 2.4%
       8,200  Washington Mutual, Inc.                                  $     435

 Services (Advertising/Marketing) - 1.2%
       5,300  Interpublic Group Cos., Inc.                                   226

 Services (Commercial & Consumer) - 1.1%
       3,600  United Parcel Service, Inc. (Class B)                          212

 Services (Data Processing) - 1.1%
       3,400  Electronic Data Systems Corp.                                  196

 Telephone - 5.4%
       4,700  ALLTEL Corp.                                                   293
       7,500  CenturyTel, Inc.                                               268
       4,800  SBC Communications, Inc.                                       229
       4,514  Verizon Communications                                         226
                                                                       ---------

 TOTAL COMMON STOCKS                                                      11,246
                                                                       ---------

 CORPORATE BONDS - 7.8%

 Airlines - 0.3%
 $    60,000  United Air Lines
              7.186%, due 4/01/11                                             61

 Beverages (Alcoholic) - 0.8%
     125,000  Anheuser-Busch Cos., Inc.
              7.50%, due 3/15/12                                             136

 Financial (Diversified) - 2.2%
     155,000  Ford Motor Credit Co.
              7.375%, due 10/28/09                                           155
     125,000  Hertz Corp.
              7.00%, due 7/01/04                                             126
     130,000  Newcourt Credit Group, Inc.
              6.875%, due 2/16/05                                            129

 Investment Banking & Brokerage - 1.0%
     165,000  Morgan Stanley Dean Witter Co.
              8.00%, due 6/15/10                                             178

 Manufacturing (Diversified) - 1.1%
     210,000  Tyco International Group SA
              6.375%, due 6/15/05                                            209

 Oil (Domestic Integrated) - 0.3%
      55,000  USX Corp.
              6.85%, due 3/01/08                                              53

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Publishing (Newspapers) - 1.1%
 $   210,000  Times-Mirror Co.
              6.65%, due 10/15/01                                      $     211

 Retail (General Merchandise) - 0.3%
      60,000  Sears Roebuck & Co.
              6.25%, due 1/15/04                                              60

 Telecommunications (Cellular/Wireless) - 0.7%
     130,000  Worldcom, Inc.
              8.00%, due 5/15/06                                             132
                                                                       ---------

 TOTAL CORPORATE BONDS                                                     1,450
                                                                       ---------

 ASSET BACKED SECURITIES - 5.5%

 Consumer Finance - 0.5%
      90,000  MBNA Master Credit Card Trust
              6.60%, due 11/15/04                                             91

 Electric Companies - 0.9%
     170,000  ComEd Transitional Funding Trust
              5.63%, due 6/25/09                                             166

 Financial (Diversified) - 2.9%
     254,000  Citicorp Mortgage Securities, Inc.
              6.50%, due 6/25/29                                             246
     115,000  CNH Equipment Trust
              7.34%, due 2/15/07                                             118
     180,000  Fleet Credit Card Master Trust
              6.90%, due 4/16/07                                             186

 Manufacturing (Specialized) - 1.2%
     218,962  Harley Davidson Eaglemark Motorcycle Trust
              7.07%, due 11/15/04                                            221
                                                                       ---------

 TOTAL ASSET BACKED SECURITIES                                             1,028
                                                                       ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 MORTGAGE BACKED SECURITIES - 12.3%

 Federal Home Loan Mortgage Corp. (FHLMC) - 1.0%
 $   179,812  7.50%, due 10/01/29                                        $   182

 Federal National Mortgage Association (FNMA) - 8.4%
     271,874  6.00%, due 1/01/29                                             263
     125,528  6.00%, due 9/01/29                                             122
     148,505  6.50%, due 1/01/15                                             149
     294,906  6.50%, due 7/01/29                                             291
     171,588  7.00%, due 3/01/12                                             174
     158,716  8.00%, due 2/01/29                                             163
     218,162  8.00%, due 2/01/30                                             223
     157,691  8.00%, due 4/01/20                                             162

 Government National Mortgage Association (GNMA) - 2.9%
      20,129  6.00%, due 4/15/14                                              20
     124,503  6.00%, due 8/15/13                                             123
     207,609  7.00%, due 4/15/28                                             209
      54,091  7.00%, due 8/15/28                                              54
     129,495  7.75%, due 11/15/29                                            132
                                                                       ---------

 TOTAL MORTGAGE BACKED SECURITIES                                          2,267
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 12.1%

 U.S. Federal Agency Notes - 7.1%
 $   400,000  5.125%, due 2/13/04                                        $   395
     230,000  6.00%, due 8/15/02                                             232
     555,000  6.625%, due 10/15/07                                           579
     105,000  6.875%, due 9/15/10                                            112

 U.S. Treasury Notes - 5.0%
     720,000  7.875%, due 2/15/21                                            917
                                                                       ---------

 TOTAL U.S. GOVERNMENT OBLIGATIONS                                         2,235
                                                                       ---------

 CASH EQUIVALENTS - 1.4%

 Investment Companies
     267,307  AIM Short-Term Investments Co. Liquid Assets
              Money Market Portfolio (Institutional Shares)            $     267
                                                                       ---------

 TOTAL CASH EQUIVALENTS                                                      267
                                                                       ---------

 TOTAL INVESTMENTS - 99.9%                                                18,493

 Other Assets, less Liabilities                                               16
                                                                       ---------

 NET ASSETS                                                            $  18,509
                                                                       =========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO Small Company Value Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          For the year 2000, the SAFECO Small Company Value Fund
GREG EISEN    underperformed the Russell 2000 Index and its small-cap value peers.

                 Poor performance in an outsized position and several of the
              Fund's larger technology holdings were the major factors of our underperformance. For example, BSQUARE fell 85.7% during the year. Rent-Way, which had grown to 5.2% of net assets on September 30, 2000, fell 85% from there. I believe these stocks can come back, and I continue to hold them. However, going forward, I am avoiding large positions.

   Also affecting performance was that the market beat us to value. Last summer, I began exiting a number of names to give the Fund more value characteristics. Unfortunately, market sentiment moved more swiftly and violently. So, even though value prevailed in the latter half of the year, we didn't.

   The Fund is now more closely aligned to the value component of the Russell 2000 Index in terms of sector weights, especially finance. However, depending on my outlook, I will continue to selectively over- and underweight sectors. For example, at year-end the Fund was overweighted in oil-drilling services due to the short supply of natural gas. Demand for drilling services has already driven up our shares in UTI Energy and Patterson Energy. I also liked the outlook for specialty retailers and purchased Wet Seal and Deb Shops. Both were gainers in a difficult environment for retailers.

   I like the potential that small, value stocks have to be discovered and taken out, or simply bid up. So I will remain patient as I buy value in pursuit of capital growth.

Greg Eisen

--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                1 Year        Since Inception**
------------------------------------------------------------------------------
SAFECO Small Company Value Fund                (7.54)%            5.08%
Russell 2000 Index                             (2.77)%           10.66%
Lipper, Inc. (Small-Cap Value Funds)           17.77 %             N/A

** Graph and average return comparison begins January 31, 1996, inception date of the fund.


Investment Values

                 SAFECO Small
              Company Value Fund     Russell 2000 Index
              ------------------     ------------------
1/31/96            10,000                 10,000
2/29/96            10,150                 10,316
3/31/96            10,490                 10,521
4/30/96            11,550                 11,086
5/31/96            12,350                 11,531
6/30/96            12,030                 11,061
7/31/96            11,220                 10,096
8/31/96            11,910                 10,682
9/30/96            12,183                 11,099
10/31/96           12,162                 10,927
11/30/96           12,024                 11,375
12/31/96           12,501                 11,667
1/31/97            12,606                 11,898
2/28/97            12,342                 11,610
3/31/97            11,918                 11,066
4/30/97            11,675                 11,093
5/31/97            12,786                 12,330
6/30/97            13,464                 12,854
7/31/97            14,385                 13,454
8/31/97            14,670                 13,757
9/30/97            16,121                 14,762
10/31/97           15,538                 14,105
11/30/97           15,443                 14,009
12/31/97           15,423                 14,261
1/31/98            15,325                 14,044
2/28/98            16,886                 15,097
3/31/98            18,458                 15,731
4/30/98            19,119                 15,817
5/31/98            18,078                 14,969
6/30/98            17,677                 15,012
7/31/98            15,640                 13,786
8/31/98            11,120                 11,113
9/30/98            11,673                 11,973
10/31/98           11,413                 12,464
11/30/98           11,586                 13,123
12/31/98           12,096                 13,942
1/31/99            12,453                 14,126
2/28/99            11,684                 12,987
3/31/99            11,044                 13,187
4/30/99            10,936                 14,368
5/31/99            10,979                 14,580
6/30/99            11,229                 15,235
7/31/99            11,424                 14,815
8/31/99            10,817                 14,269
9/30/99            10,860                 14,270
10/31/99           10,903                 14,333
11/30/99           12,432                 15,203
12/31/99           13,797                 16,924
1/31/00            13,201                 16,650
2/29/00            14,263                 19,403
3/31/00            14,534                 18,127
4/30/00            13,938                 17,036
5/31/00            12,865                 16,042
6/30/00            13,515                 17,445
7/31/00            12,995                 16,907
8/31/00            14,036                 18,192
9/30/00            13,613                 17,654
10/31/00           12,562                 16,869
11/30/00           11,792                 15,137
12/31/00           12,757                 16,456

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
International Aircraft Investors, Inc. ................................. 4.2%
 (Aerospace/Defense)
UTI Energy Corp. ....................................................... 3.6
 (Oil & Gas--Drilling & Equipment)
Optimal Robotics Corp. ................................................. 3.6
 (Computers--Hardware)
Patterson Energy, Inc.  ................................................ 3.4
 (Oil & Gas--Drilling Equipment)
Bay View Capital Corp. ................................................. 3.4
 (Banks--Regional)
Hooper Holmes, Inc. .................................................... 3.3
 (Health Care--Medical Products & Supplies
Wet Seal, Inc. (Class A)................................................ 3.3
 (Retail--Specialty--Apparel)
Insight Enterprises, Inc. .............................................. 3.2
 (Retail--Computers & Electronics)
Landstar System, Inc. .................................................. 3.2
 (Trucking)
Regis Corp. ............................................................ 3.0
 (Retail--Specialty -- Apparel)

TOP FIVE PURCHASES                                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Insight Enterprises, Inc. .............................................. $1,422
Bay View Capital Corp. .................................................    997
Audiovox Corp. (Class A)................................................    888
Hooper Holmes, Inc.  ...................................................    878
Wet Seal, Inc. (Class A)................................................    829

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Rent-A-Center, Inc. .................................................... $1,154
ACT Manufacturing, Inc. ................................................  1,004
Central Parking Corp. ..................................................    968
U.S. Foodservice........................................................    928
Audiovox Corp. (Class A) ...............................................    888

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Banks (Regional) .......................................................  13%
Oil & Gas (Drilling & Equipment)........................................  11
Health Care (Medical Products & Supplies)...............................   7
Trucking ...............................................................   6
Retail (Specialty) .....................................................   6

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                 [PIE CHART]

1 Small-Cap Common Stocks:  (Under $1 Bil.):
     Small                  (Under $250 Mil.)            41%
     Medium                 ($250 - $750 Mil.)           38%
     Large                  (Over $750 Mil.)              3%
2 Mid-Cap Common Stocks:    ($1 Bil. - $4 Bil.)          15%
3 Cash & Other:                                           2%
4 Preferred Stock:                                        1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 96.9%

 Aerospace/Defense - 4.2%
     186,950 * International Aircraft Investors, Inc.                    $ 1,017

 Banks (Regional) - 13.4%
     131,300   Bay View Capital Corp.                                        821
      13,600 * FirstFed Financial Corp.                                      439
      45,400 * Hamilton Bancorp, Inc.                                        409
      42,857 * Hanmi Financial Corp.                                         707
      29,100 * Pacific Union Bank                                            280
      43,800   Riggs National Corp.                                          610

 Building Materials - 2.8%
       7,500   Florida Rock Industries, Inc.                                 293
       9,100   Martin Marietta Materials, Inc.                               385

 Communication Equipment - 0.7%
      34,100 * Concurrent Computer Corp.                                     183

 Computers (Hardware) - 3.6%
      26,000 * Optimal Robotics Corp.                                        873

 Computers (Peripherals) - 0.1%
       1,700 * Versata, Inc.                                                  15

 Computers (Software & Services) - 4.7%
      42,400 * BSQUARE Corp.                                                 254
      14,600 * Internap Network Services Corp.                               106
      25,200 * ITT Educational Services, Inc.                                554
      16,200 * Websense, Inc.                                                235

 Engineering & Construction - 2.3%
      42,900 * Astec Industries, Inc.                                        566

 Financial (Diversified) - 0.7%
      41,000   Cash America International, Inc.                              179

 Health Care (Medical Products & Supplies) - 7.2%
      73,600   Hooper Holmes, Inc.                                           814
      12,600 * INAMED Corp.                                                  258
      18,000 * Physiometrix, Inc.                                            287
      30,200 * SonoSite, Inc.                                                385

 Insurance (Property-Casualty) - 2.1%
      15,600   First American Corp.                                          513

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Iron & Steel - 1.4%
      26,400   Schnitzer Steel Industries, Inc.                          $   343

 Manufacturing (Diversified) - 3.2%
      32,400   Federal Signal Corp.                                          636
      18,000 * GSI Lumonics, Inc.                                            144

 Oil & Gas (Drilling & Equipment) - 11.3%
       9,100 * Atwood Oceanics, Inc.                                         399
      24,200 * Marine Drilling Cos., Inc.                                    647
      22,300 * Patterson Energy, Inc.                                        831
      27,000 * UTI Energy Corp.                                              888

 Oil & Gas (Exploration & Production) - 2.3%
      79,100 * Mallon Resources Corp.                                        573

 Real Estate Investment Trust - 3.3%
      12,700   Alexandria Real Estate Equities, Inc.                         472
       6,700   Spieker Properties, Inc.                                      336

 Retail (Computers & Electronics) - 3.2%
      43,900 * Insight Enterprises, Inc.                                     787

 Retail (Food Chains) - 2.4%
      58,800   Ingles Markets, Inc. (Class A)                                592

 Retail (General Merchandise) - 1.7%
      30,000   Deb Shops, Inc.                                               405

 Retail (Specialty - Apparel) - 3.3%
      39,300 * Wet Seal, Inc. (Class A)                                      808

 Retail (Specialty) - 5.8%
      51,200   Regis Corp.                                                   743
      95,200   World Fuel Services Corp.                                     667

 Savings & Loans - 1.0%
      12,300   BostonFed Bancorp, Inc.                                       257

 Services (Commercial & Consumer) - 4.0%
      18,100 * Dollar Thrifty Automotive Group, Inc.                         339
     145,200 * Rent-Way, Inc.                                                644

 Shipping - 2.1%
      26,300   Nordic American Tanker Shipping, Ltd.                         526

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Textiles (Apparel) - 1.3%
      42,800 * Cutter & Buck, Inc.                                     $     326

 Trucking - 6.2%
      14,200 * Landstar System, Inc.                                         787
      92,000   Rollins Truck Leasing Corp.                                   736

 Waste Management - 2.6%
      35,400   Landauer, Inc.                                                646
                                                                       ---------

 TOTAL COMMON STOCKS                                                      23,715
                                                                       ---------

 PREFERRED STOCKS - 1.2%

 Electric Companies - 1.2%
       4,000   Massachusetts Electric Co.                                    308
                                                                       ---------

 TOTAL PREFERRED STOCKS                                                      308
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 7.0%

 Investment Companies
   1,265,617   AIM Short-Term Investments Co. Liquid Assets Money
               Market Portfolio (Institutional Shares)                $   1,266
     437,954   J.P. Morgan Institutional Prime Money Market                 438
                                                                      ---------

 TOTAL CASH EQUIVALENTS                                                   1,704
                                                                      ---------

 TOTAL INVESTMENTS - 105.1%                                              25,727

 Other Assets, less Liabilities                                          (1,259)
                                                                      ---------

 NET ASSETS                                                           $  24,468
                                                                      =========
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. Value Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]          The SAFECO U.S. Value Fund finished 2000 well ahead of the
REX           S&P 500, but slightly behind the Lipper large-cap value average
BENTLEY       for the year.

                 Our outperformance of the S&P 500 came in the second half of the year as value--the investment discipline we practice-- returned to favor. Having stuck to our value style, we are gratified to report that during the year value dominated growth. The Russell 1000 Value Index returned 7.0%, while the Russell 1000 Growth Index fell 22.4%.

                 The lag between the Fund and the peers' performance was the greatest in the third quarter. Up to then, compared to the value indices, the Fund was substantially underweighted in financials, which performed well, and overweighted in technology, which did not. We initiated positions in Citigroup and Wells Fargo to increase our financial weighting and lowered our tech allocation
[PHOTO]       by abandoning Xerox, Lucent and Apple Computer. This helped lead
LYNETTE D.    to a very successful fourth quarter for the Fund and a portfolio
SAVGOLD       that we think is well-positioned for 2001.

   We aim to buy high-quality companies when their valuations are low. Over the course of the year, we bought traditional growth names--Costco, Procter & Gamble, Gillette and McDonald's--at what we believed were "value" prices. We expected these stocks to perform well in a slowing economy, and they have.

   In our opinion, value stocks are still attractively priced, and we expect them to continue to outperform growth. At December 31, 2000, the U.S. Value Fund had a price-to-earnings ratio on next year's estimated earnings of 20.3 times and a current yield of 2.1%. The p/e on the S&P 500 is currently 24.7, and its yield is 1.2%.

Rex Bentley
Lynette Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                1 Year        Since Inception**
------------------------------------------------------------------------------
SAFECO U.S. Value Fund                           1.18 %           9.76%
S&P 500 Index                                   (9.10)%          16.17%
Lipper, Inc. (Large-Cap Value Funds)             1.32 %            N/A

** Graph and average annual comparison begins April 30, 1997, inception date of the Fund.


Investment Values

                  SAFECO
              U.S. Value Fund     S&P 500 Index
              ---------------     -------------
4/30/97           10,000             10,000
5/31/97           10,670             10,608
6/30/97           11,053             11,083
7/31/97           11,915             11,965
8/31/97           11,283             11,295
9/30/97           11,669             11,914
10/31/97          11,307             11,516
11/30/97          11,599             12,049
12/31/97          11,750             12,256
1/31/98           11,760             12,391
2/28/98           12,621             13,284
3/31/98           13,095             13,964
4/30/98           12,905             14,104
5/31/98           12,632             13,862
6/30/98           12,615             14,425
7/31/98           12,150             14,272
8/31/98           10,662             12,210
9/30/98           11,380             12,993
10/31/98          12,375             14,048
11/30/98          12,999             14,900
12/31/98          13,231             15,758
1/31/99           13,242             16,417
2/28/99           12,799             15,907
3/31/99           13,042             16,543
4/30/99           13,996             17,184
5/31/99           14,118             16,778
6/30/99           14,593             17,709
7/31/99           14,182             17,156
8/31/99           13,681             17,071
9/30/99           13,105             16,603
10/31/99          13,708             17,653
11/30/99          13,674             18,013
12/31/99          13,912             19,074
1/31/00           13,027             18,115
2/29/00           12,014             17,773
3/31/00           13,398             19,511
4/30/00           13,375             18,922
5/31/00           13,550             18,534
6/30/00           13,248             18,991
7/31/00           13,002             18,696
8/31/00           13,330             19,857
9/30/00           13,037             18,809
10/31/00          13,659             18,729
11/30/00          13,272             17,253
12/31/00          14,076             17,337

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ................................................ 3.6%
 (Savings & Loans)
American General Corp. ................................................. 3.0
 (Financial--Diversified)
NiSource, Inc. ......................................................... 3.0
 (Electric Companies)
Procter & Gamble Co. ................................................... 2.9
 (Household Products--Non-Diversified)
Exxon Mobil Corp. ...................................................... 2.8
 (Oil--International Integrated)
CVS Corp. .............................................................. 2.8
 (Retail--Drug Stores)
Praxair, Inc. .......................................................... 2.8
 (Chemicals)
CenturyTel, Inc. ....................................................... 2.8
 (Telephone)
Bank of America Corp. .................................................. 2.6
 (Banks--Major Regional)
Chase Manhattan Corp. .................................................. 2.6
 (Banks--Money Center)

TOP FIVE PURCHASES                                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Diebold, Inc. ..........................................................   $229
United Parcel Service, Inc. (Class B)...................................    228
Lucent Technologies, Inc. ..............................................    223
Procter & Gamble Co. ...................................................    213
Chevron Corp. ..........................................................    205

TOP FIVE SALES Proceeds                                                 Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Lucent Technologies, Inc. ..............................................   $365
Albertson's, Inc. ......................................................    323
WorldCom, Inc. .........................................................    285
Kimberly-Clark Corp. ...................................................    270
Dean Foods Co. .........................................................    264

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone...............................................................  9%
Banks (Major Regional)..................................................  9
Oil (International Integrated)..........................................  7
Health Care (Diversified)...............................................  7
Financial (Diversified).................................................  6

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:    ($4 Bil. and above)         93%
2 Medium - Common Stocks:   ($1 Bil. - $4 Bil.)          5%
3 Small - Common Stocks:    (Less than $1.5 Bil.)        1%
4 Cash & Other:                                          1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.0%

 Banks (Major Regional) - 8.9%
       5,300   Bank of America Corp.                                     $   243
       2,200   Citigroup, Inc.                                               112
       7,000   KeyCorp                                                       196
       6,000   U.S. Bancorp                                                  175
       2,000   Wells Fargo & Co.                                             111

 Banks (Money Center) - 2.6%
       5,300   Chase Manhattan Corp.                                         241

 Chemicals - 4.4%
       3,100   Du Pont (E.I.) de Nemours & Co.                               150
       5,900   Praxair, Inc.                                                 262

 Communication Equipment - 1.4%
       4,200   Nortel Networks Corp.                                         135

 Computers (Hardware) - 2.2%
       3,200   Hewlett-Packard Co.                                           101
       1,200   International Business Machines Corp.                         102

 Computers (Software & Services) - 1.0%
       2,200 * Microsoft Corp.                                                96

 Electric Companies - 3.0%
       9,200   NiSource, Inc.                                                283

 Electrical Equipment - 1.6%
       1,900   Emerson Electric Co.                                          150

 Electronics (Semiconductors) - 0.6%
       1,800   Intel Corp.                                                    54

 Entertainment - 1.3%
       4,100   Walt Disney Co.                                               119

 Financial (Diversified) - 5.5%
       3,500   American General Corp.                                        285
       2,700   Federal National Mortgage Association                         234

 Foods - 2.3%
       8,400   ConAgra, Inc.                                                 218

 Health Care (Diversified) - 7.0%
       2,000   Abbott Laboratories                                            97
       3,200   American Home Products Corp.                                  203
       2,600   Bristol-Myers Squibb Co.                                      192
       1,600   Johnson & Johnson                                             168

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
Household Products (Non-Durables) - 2.9%
       3,500   Procter & Gamble Co.                                     $    275

Insurance (Life & Health) - 1.1%
       3,700   UnumProvident Corp.                                            99

Insurance (Multi-Line) - 2.5%
       3,300   Hartford Financial Services Group, Inc.                       233

Manufacturing (Diversified) - 4.5%
       4,050   Crane Co.                                                     115
       4,800   Dover Corp.                                                   195
         900   Minnesota Mining & Manufacturing Co.                          108

Manufacturing (Specialized) - 2.1%
       6,000   Diebold, Inc.                                                 200

Oil & Gas (Drilling & Equipment) - 0.8%
       2,200   Halliburton Co.                                                80

Oil (International Integrated) - 7.3%
       2,400   Chevron Corp.                                                 203
       3,064   Exxon Mobil Corp.                                             266
       3,500   Royal Dutch Petroleum Co. (ADR)                               212

Personal Care - 2.0%
       5,300   Gillette Co.                                                  191

Publishing (Newspapers) - 1.8%
       2,700   Gannett Co., Inc.                                             170

Real Estate Investment Trust - 4.1%
       2,500   Equity Residential Properties Trust                           138
       3,700   First Industrial Realty Trust, Inc.                           126
       4,300   Liberty Property Trust                                        123

Restaurants - 2.0%
       5,400   McDonald's Corp.                                              184

Retail (Department Stores) - 2.1%
       6,150   May Department Stores Co.                                     201

Retail (Drug Stores) - 2.8%
       4,400   CVS Corp.                                                     264

Retail (General Merchandise) - 2.3%
       5,400 * Costco Wholesale Corp.                                        216

Savings & Loans - 3.6%
       6,400   Washington Mutual, Inc.                                       340

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Services (Advertising/Marketing) - 1.9%
       4,100 Interpublic Group Cos., Inc.                                $   175

 Services (Commercial & Consumer) - 2.4%
       3,900 United Parcel Service, Inc. (Class B)                           229

 Services (Data Processing) - 1.7%
       2,800 Electronic Data Systems Corp.                                   162

 Telephone - 9.3%
       3,700 ALLTEL Corp.                                                    231
       7,300 CenturyTel, Inc.                                                261
       3,700 SBC Communications, Inc.                                        177
       4,148 Verizon Communications                                          208
                                                                         -------

 TOTAL COMMON STOCKS                                                       9,309
                                                                         -------

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.6%

 Investment Companies
     151,263 AIM Short-Term Investments Co.
             Liquid Assets Money Market
             Portfolio (Institutional Shares)                           $   151
                                                                        -------

 TOTAL CASH EQUIVALENTS                                                     151
                                                                        -------

 TOTAL INVESTMENTS - 100.6%                                               9,460

 Other Assets, less Liabilities                                             (53)
                                                                        -------

 NET ASSETS                                                             $ 9,407
                                                                        =======
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 2000

                                                     SAFECO              SAFECO
                                                     GROWTH     SAFECO DIVIDEND
(In Thousands,                                OPPORTUNITIES     EQUITY   INCOME
Except Per-Share Amounts)                              FUND       FUND     FUND
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                              $727,616 $1,066,185 $174,602
                                                   ======== ========== ========
 Investments, at Value
  Unaffiliated Issuers                             $409,152 $1,498,770 $226,046
  Affiliated Issuers                                266,785         --       --
                                                   -------- ---------- --------
  Total Investments at Value                        675,937  1,498,770  226,046
 Cash                                                    --         --       --
 Receivables:
  Investment Securities Sold                          5,242         --      460
  Trust Shares Sold                                     488      1,481      208
  Dividends and Interest                                290      1,122      487
  Forward Currency Contracts Open, Net                   --         --       --
  From Advisor                                           12         12        1
 Deferred Organization Expense                           --         --       --
                                                   -------- ---------- --------
  Total Assets                                      681,969  1,501,385  227,202
Liabilities
 Payables:
  Investment Securities Purchased                       543         --    6,701
  Trust Shares Redeemed                               4,618      4,215      329
  Dividends                                              --      2,350      165
  Investment Advisory Fees                              392        829      133
  Other                                                 328        524       98
                                                   -------- ---------- --------
  Total Liabilities                                   5,881      7,918    7,426
                                                   -------- ---------- --------
Net Assets                                         $676,088 $1,493,467 $219,776
                                                   ======== ========== ========
 No-Load Class:
  Net Assets                                       $637,557 $1,419,589 $217,053
  Trust Shares Outstanding                           28,550     68,745   10,549
                                                   -------- ---------- --------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                      $  22.33 $    20.65 $  20.58
                                                   ======== ========== ========
Class A:
  Net Assets                                       $ 26,020 $   53,410 $  1,092
  Trust Shares Outstanding                            1,174      2,583       53
                                                   -------- ---------- --------
  Net Asset Value and Redemption Price Per
   Share                                           $  22.16 $    20.68 $  20.68
                                                   ======== ========== ========
  Maximum Offering Price Per Share (Net Asset
   Value Plus Sales Charge of 5.75%)               $  23.51 $    21.94 $  21.94
                                                   ======== ========== ========
Class B:
 Net Assets                                        $ 12,391 $   20,349 $  1,532
 Trust Shares Outstanding                               579        998       74
                                                   ======== ========== ========
 Net Asset Value and Offering Price Per
  Share*                                           $  21.42 $    20.38 $  20.71
                                                   ======== ========== ========
Class C:
 Net Assets                                        $    120 $      119 $     99
 Trust Shares Outstanding                                 6          6        4
                                                   -------- ---------- --------
 Net Asset Value and Offering Price Per
  Share*                                           $  21.40 $    20.40 $  20.75
                                                   ======== ========== ========
-------------------------------------------------------------------------------

* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        SAFECO         SAFECO   SAFECO        SAFECO     SAFECO
(In Thousands,                                       NORTHWEST  INTERNATIONAL BALANCED SMALL COMPANY U.S. VALUE
Except Per-Share Amounts)                                 FUND     STOCK FUND     FUND    VALUE FUND       FUND
---------------------------------------------------------------------------------------------------------------
Assets
 Investments, at Cost                                 $ 98,887        $30,518  $16,669       $27,388     $8,066
                                                      ========        =======  =======       =======     ======
 Investments, at Value
  Unaffiliated Issuers                                $122,203        $36,980  $18,493       $25,727     $9,460
  Affiliated Issuers                                        --             --       --            --         --
                                                      --------        -------  -------       -------     ------
  Total Investments at Value                           122,203         36,980   18,493        25,727      9,460
 Cash                                                       --          2,762       --            --         --
 Receivables:
  Investment Securities Sold                                --             --       --            --         --
  Trust Shares Sold                                        156              3       12             6         --
  Dividends and Interest                                    15             89       95            27          9
  Forward Currency Contracts Open, Net                      --             34       --            --         --
  From Advisor                                              20             28        9             9          4
 Deferred Organization Expense                              --             --        1            --          5
                                                      --------        -------  -------       -------     ------
  Total Assets                                         122,394         39,896   18,610        25,769      9,478
Liabilities
 Payables:
  Investment Securities Purchased                           --            575       --           746         --
  Trust Shares Redeemed                                    966          2,552        8           501         17
  Dividends                                                 --            664       48            --         17
  Investment Advisory Fees                                  75             32       11            16          5
  Other                                                     67             42       34            38         32
                                                      --------        -------  -------       -------     ------
  Total Liabilities                                      1,108          3,865      101         1,301         71
                                                      --------        -------  -------       -------     ------
Net Assets                                            $121,286        $36,031  $18,509       $24,468     $9,407
                                                      ========        =======  =======       =======     ======
 No-Load Class:
  Net Assets                                          $108,113        $33,019  $14,816       $22,477     $8,541
  Trust Shares Outstanding                               5,087          2,317    1,229         1,910        714
                                                      --------        -------  -------       -------     ------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                         $  21.25        $ 14.24  $ 12.06       $ 11.77     $11.96
                                                      ========        =======  =======       =======     ======
Class A:
  Net Assets                                          $  6,621        $ 1,423  $ 1,789       $   847     $  299
  Trust Shares Outstanding                                 316            101      148            73         25
                                                      --------        -------  -------       -------     ------
  Net Asset Value and Redemption Price Per
   Share                                              $  20.94        $ 14.20  $ 12.09       $ 11.59     $11.95
                                                      ========        =======  =======       =======     ======
  Maximum Offering Price Per Share (Net Asset
   Value Plus Sales Charge of 5.75%)                  $  22.22        $ 15.07  $ 12.83       $ 12.30     $12.68
                                                      ========        =======  =======       =======     ======
Class B:
 Net Assets                                           $  6,449        $ 1,492  $ 1,904       $ 1,144     $  567
 Trust Shares Outstanding                                  317            108      158           102         48
                                                      --------        -------  -------       -------     ------
 Net Asset Value and Offering Price Per
  Share*                                              $  20.33        $ 13.88  $ 12.07       $ 11.19     $11.89
                                                      ========        =======  =======       =======     ======
Class C:
 Net Assets                                           $    103        $    97       --            --         --
 Trust Shares Outstanding                                    5              7
                                                      --------        -------
 Net Asset Value and Offering Price Per
  Share*                                              $  20.33        $ 13.85
                                                      ========        =======
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                      For the Year Ended December 31, 2000

                                                   SAFECO               SAFECO
                                                   GROWTH     SAFECO  DIVIDEND
                                            OPPORTUNITIES     EQUITY    INCOME
(In Thousands)                                       FUND       FUND      FUND
-------------------------------------------------------------------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld
  of $93 Thousand in the International
  Stock Fund)                                    $  1,098  $  22,081  $  6,569
 Interest                                           1,186      3,637       405
 Other                                                 72         64        11
                                                 --------  ---------  --------
    Total Investment Income                         2,356     25,782     6,985
Expenses
 Investment Advisory                                5,076     10,883     1,699
 Transfer Agent                                     2,267      3,715       559
 Fund Accounting and Administration                   292        494       188
 Shareholder Service--Class A                          72        146         3
                    --Class B                          34         60         5
 Distribution--Class B                                103        179        13
 Legal and Auditing                                    39         71        26
 Custodian                                             55         95        20
 Registration                                          48         62        42
 Reports to Shareholders                              222        326        35
 Trustees                                              10         15         8
 Loan Interest                                         41          2         5
 Other                                                 76        227        32
                                                 --------  ---------  --------
    Total Expenses Before Expense
     Reimbursement                                  8,335     16,275     2,635
 Expense Reimbursement From Advisor                   (66)       (65)       (6)
                                                 --------  ---------  --------
    Total Expenses After Expense
     Reimbursement                                  8,269     16,210     2,629
                                                 --------  ---------  --------
Net Investment Income (Loss)                       (5,913)     9,572     4,356
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
 Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers            (17,179)    43,098      (460)
   Investments in Affiliated Issuers               48,628         --        --
   Foreign Currency Transactions                       --         --        --
                                                 --------  ---------  --------
    Total Net Realized Gain (Loss)                 31,449     43,098      (460)
   Net Change in Unrealized Appreciation
    (Depreciation)                                (51,687)  (265,174)  (23,933)
                                                 --------  ---------  --------
Net Gain (Loss) on Investments and Foreign
 Currency                                         (20,238)  (222,076)  (24,393)
                                                 --------  ---------  --------
   Net Change in Net Assets Resulting from
    Operations                                   $(26,151) $(212,504) $(20,037)
                                                 ========  =========  ========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                                            SAFECO
                                                SAFECO             SAFECO            SAFECO         SAFECO SMALL              U.S.
                                             NORTHWEST      INTERNATIONAL          BALANCED              COMPANY             VALUE
(In Thousands)                                    FUND         STOCK FUND              FUND           VALUE FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld
  of $93 Thousand in the International
  Stock Fund)                                 $    734            $   595             $ 247              $   211             $ 197
 Interest                                          164                 67               509                   66                 9
 Other                                              16                  7                 3                   10                 2
                                              --------            -------             -----              -------             -----
    Total Investment Income                        914                669               759                  287               208
Expenses
 Investment Advisory                               975                407               135                  210                66
 Transfer Agent                                    348                122                59                   85                24
 Fund Accounting and Administration                125                 37                17                   25                 9
 Shareholder Service--Class A                       17                  3                 5                    2                 1
                    --Class B                       17                  4                 5                    3                 1
 Distribution--Class B                              50                 12                15                    9                 4
 Legal and Auditing                                 22                 20                20                   20                19
 Custodian                                          12                 78                 7                   10                 4
 Registration                                       50                 43                22                   23                24
 Reports to Shareholders                            21                 11                 9                   14                 3
 Trustees                                            7                  7                 7                    7                 7
 Loan Interest                                      --                  1                --                   --                --
 Other                                              10                 10                 7                    7                 3
                                              --------            -------             -----              -------             -----
    Total Expenses Before Expense
     Reimbursement                               1,654                755               308                  415               165
 Expense Reimbursement From Advisor                (36)              (163)              (71)                 (78)              (53)
                                              --------            -------             -----              -------             -----
    Total Expenses After Expense
     Reimbursement                               1,618                592               237                  337               112
                                              --------            -------             -----              -------             -----
Net Investment Income (Loss)                      (704)                77               522                  (50)               96
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
 Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers            (178)             1,906              (400)               3,594              (256)
   Investments in Affiliated Issuers                --                 --                --                   --                --
   Foreign Currency Transactions                    --                 91                --                   --                --
                                              --------            -------             -----              -------             -----
    Total Net Realized Gain (Loss)                (178)             1,997              (400)               3,594              (256)
   Net Change in Unrealized Appreciation
    (Depreciation)                             (25,724)            (6,025)              593               (5,605)              187
                                              --------            -------             -----              -------             -----
Net Gain (Loss) on Investments and Foreign
 Currency                                      (25,902)            (4,028)              193               (2,011)              (69)
                                              --------            -------             -----              -------             -----
   Net Change in Net Assets Resulting from
    Operations                                $(26,606)           $(3,951)            $ 715              $(2,061)            $  27
                                              ========            =======             =====              =======             =====
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                          SAFECO                                      SAFECO
                                          GROWTH                  SAFECO            DIVIDEND
                                   OPPORTUNITIES                  EQUITY              INCOME
                                            FUND                    FUND                FUND
                           ---------------------  ----------------------  ------------------
                                      Year Ended              Year Ended          Year Ended
                                     December 31             December 31         December 31
(In Thousands)                  2000        1999        2000        1999      2000      1999
--------------------------------------------------------------------------------------------
Operations
Net Investment Income
 (Loss)                    $  (5,913) $   (6,033) $    9,572  $   16,109  $  4,356  $  7,467
 Net Realized Gain (Loss)
  on Investments and
  Foreign Currency
  Transactions                31,449     (30,246)     43,098     108,654      (460)   11,161
 Net Change in Unrealized
  Appreciation
   (Depreciation)            (51,687)      8,592    (265,174)     72,979   (23,933)  (17,088)
                           ---------  ----------  ----------  ----------  --------  --------

 Net Change in Net Assets
  Resulting from
   Operations                (26,151)    (27,687)   (212,504)    197,742   (20,037)    1,540

Dividends to Shareholders
 from
 Net Investment Income
  No-Load Class                   --          --      (9,490)    (15,806)   (4,325)   (7,391)
  Class A                         --          --        (104)       (255)      (21)      (42)
  Class B                         --          --          --          --       (14)      (25)
  Class C                         --          --          --          --        (1)       --

 Net Realized Gain on
  Investments
  No-Load Class                   --          --     (40,950)   (104,376)       --   (10,871)
  Class A                         --          --      (1,539)     (2,993)       --       (73)
  Class B                         --          --        (586)     (1,372)       --       (85)
  Class C                         --          --          (4)         --        --        --
                           ---------  ----------  ----------  ----------  --------  --------
 Total                            --          --     (52,673)   (124,802)   (4,361)  (18,487)

Net Trust Share
 Transactions
  No-Load Class             (153,251)   (551,458)   (474,720)     51,436   (62,424)  (79,020)
  Class A                       (275)     (6,151)        357       9,565      (804)       99
  Class B                     (1,639)       (935)     (4,310)     10,780      (646)      288
  Class C                        129          --         133          --       100        --
                           ---------  ----------  ----------  ----------  --------  --------
 Total                      (155,036)   (558,544)   (478,540)     71,781   (63,774)  (78,633)
                           ---------  ----------  ----------  ----------  --------  --------


Total Change in Net
 Assets                     (181,187)   (586,231)   (743,717)    144,721   (88,172)  (95,580)
Net Assets at Beginning
 of Period                   857,275   1,443,506   2,237,184   2,092,463   307,948   403,528
                           ---------  ----------  ----------  ----------  --------  --------

Net Assets at End of
 Period                    $ 676,088  $  857,275  $1,493,467  $2,237,184  $219,776  $307,948
                           =========  ==========  ==========  ==========  ========  ========
--------------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                    SAFECO
                                              SAFECO             SAFECO           SAFECO     SMALL COMPANY            SAFECO
                                           NORTHWEST      INTERNATIONAL         BALANCED             VALUE        U.S. VALUE
                                                FUND         STOCK FUND             FUND              FUND              FUND
                                 --------------------  ---------------- ----------------  ----------------  ----------------
                                          Year Ended         Year Ended       Year Ended        Year Ended        Year Ended
                                         December 31        December 31      December 31       December 31       December 31
(In Thousands)                       2000       1999     2000      1999    2000     1999     2000     1999     2000     1999
----------------------------------------------------------------------------------------------------------------------------
Operations
Net Investment Income
 (Loss)                          $   (704)  $   (444) $    77   $    49 $   522  $   552  $   (50) $  (163) $    96  $    96
 Net Realized Gain (Loss)
  on Investments and
  Foreign Currency
  Transactions                       (178)     8,020    1,997       488    (400)     438    3,594   (5,990)    (256)     451
 Net Change in Unrealized
  Appreciation
   (Depreciation)                 (25,724)    28,195   (6,025)    7,927     593     (709)  (5,605)   9,193      187      (51)
                                 --------   --------  -------   ------- -------  -------  -------  -------  -------  -------

 Net Change in Net Assets
  Resulting from
   Operations                     (26,606)    35,771   (3,951)    8,464     715      281   (2,061)   3,040       27      496

Dividends to Shareholders
 from
 Net Investment Income
  No-Load Class                        --         --     (196)       --    (432)    (481)      --       --      (92)     (93)
  Class A                              --         --       (5)       --     (53)     (32)      --       --       (3)      (1)
  Class B                              --         --       --        --     (39)     (37)      --       --       (1)      --
  Class C                              --         --       --        --      --       --       --       --       --       --

 Net Realized Gain on
  Investments                          --     (7,222)  (1,841)       --      --     (344)      --       --       --     (408)
  No-Load Class                        --       (358)     (80)       --      --      (49)      --       --       --      (14)
  Class A                              --       (370)     (83)       --      --      (49)      --       --       --      (30)
  Class B                              --         --       (5)       --      --       --       --       --       --       --
  Class C                        --------   --------  -------   ------- -------  -------  -------  -------  -------  -------

 Total                                 --     (7,950)  (2,210)       --    (524)    (992)      --       --      (96)    (546)

Net Trust Share
 Transactions
  No-Load Class                    34,356      8,418    1,680     6,926  (3,363)    (547)  (3,954)  (9,618)  (1,304)     (70)
  Class A                           3,288      1,472      453       338    (793)   1,732     (144)    (272)     (29)     125
  Class B                           2,973      1,034      374       329    (660)     574      (33)      94     (174)     126
  Class C                             125         --      111        --      --       --       --       --       --       --
                                 --------   --------  -------   ------- -------  -------  -------  -------  -------  -------
 Total                             40,742     10,924    2,618     7,593  (4,816)   1,759   (4,131)  (9,796)  (1,507)     181
                                 --------   --------  -------   ------- -------  -------  -------  -------  -------  -------


Total Change in Net
 Assets                            14,136     38,745   (3,543)   16,057  (4,625)   1,048   (6,192)  (6,756)  (1,576)     131
Net Assets at Beginning
 of Period                        107,150     68,405   39,574    23,517  23,134   22,086   30,660   37,416   10,983   10,852
                                 --------   --------  -------   ------- -------  -------  -------  -------  -------  -------

Net Assets at End of
 Period                          $121,286   $107,150  $36,031   $39,574 $18,509  $23,134  $24,468  $30,660  $ 9,407  $10,983
                                 ========   ========  =======   ======= =======  =======  =======  =======  =======  =======
----------------------------------------------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Growth Opportunities Fund
No-Load Class

                                                                     Three-Month         For the
                                                                    Period Ended      Year Ended
                                    For the Year Ended December 31   December 31    September 30
                          ----------------------------------------------------------------------
                              2000      1999        1998      1997          1996            1996
------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  23.30  $  22.70  $    22.45  $  16.97      $  15.45        $  15.83
Income (Loss) From
 Investment Operations
 Net Investment Loss         (0.19)    (0.16)      (0.01)    (0.02)        (0.02)          (0.02)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (0.78)     0.76        0.99      8.50          1.77            2.24
                          --------  --------  ----------  --------      --------        --------
  Total from Investment
   Operations                (0.97)     0.60        0.98      8.48          1.75            2.22
Less Distributions
 Distributions from
  Realized Gains                --        --       (0.73)    (3.00)        (0.23)          (2.60)
                          --------  --------  ----------  --------      --------        --------
Net Asset Value at End
 of Period                $  22.33  $  23.30  $    22.70  $  22.45      $  16.97        $  15.45
                          ========  ========  ==========  ========      ========        ========
Total Return                (4.16%)    2.64%       4.37%    49.96%        11.35%*         14.16%
Net Assets at End of
 Period (000's)           $637,557  $815,041  $1,394,225  $638,562      $195,760        $179,574
Ratio of Gross Expenses
 to Average Net Assets       1.05%     1.07%       0.77%     0.85%         0.99%**         1.02%
Ratio of Net Expenses to
 Average Net Assets          1.05%     1.02%       0.77%     0.85%         0.99%**         1.02%
Ratio of Net Investment
 Loss to Average Net
 Assets                     (0.74%)   (0.57%)     (0.06%)   (0.17%)       (0.51%)**       (0.14%)
Portfolio Turnover Rate     62.84%    38.32%      54.58%    82.57%        82.93%**       124.79%
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Equity Fund
No-Load Class

                                                                          Three-Month        For the
                                                                         Period Ended     Year Ended
                                         For the Year Ended December 31   December 31   September 30
                         ---------------------------------------------------------------------------
                               2000        1999        1998        1997          1996           1996
----------------------------------------------------------------------------------------------------

Net Asset Value at
 Beginning of Period     $    24.02  $    23.25  $    19.54  $    16.60      $  15.85       $  15.31
Income (Loss) From
 Investment Operations
 Net Investment Income         0.13        0.18        0.21        0.23          0.06           0.28
 Net Realized and
  Unrealized Gain (Loss)
  on Investments              (2.76)       2.00        4.64        3.78          1.33           2.42
                         ----------  ----------  ----------  ----------      --------       --------
  Total from Investment
   Operations                 (2.63)       2.18        4.85        4.01          1.39           2.70
Less Distributions
 Dividends from Net
  Investment Income           (0.13)      (0.18)      (0.21)      (0.23)        (0.06)         (0.28)
 Distributions from
  Realized Gains              (0.61)      (1.23)      (0.93)      (0.84)        (0.58)         (1.88)
                         ----------  ----------  ----------  ----------      --------       --------
  Total Distributions         (0.74)      (1.41)      (1.14)      (1.07)        (0.64)         (2.16)
                         ----------  ----------  ----------  ----------      --------       --------
Net Asset Value at End
 of Period               $    20.65  $    24.02  $    23.25  $    19.54      $  16.60       $  15.85
                         ==========  ==========  ==========  ==========      ========       ========
Total Return                (10.97%)      9.37%      24.93%      24.21%         8.79%*        18.04%
Net Assets at End of
 Period (000's)          $1,419,589  $2,147,299  $2,024,877  $1,490,198      $849,831       $725,780
Ratio of Expenses to
 Average Net Assets           0.89%       0.83%       0.74%       0.73%         0.78%**        0.79%
Ratio of Net Investment
 Income to Average Net
 Assets                       0.57%       0.73%       0.99%       1.24%         1.48%**        1.74%
Portfolio Turnover Rate      35.25%      33.66%      32.94%      34.26%        59.34%**       74.07%
----------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Dividend Income Fund
No-Load Class

                                                                  Three-Month        For the
                                                                 Period Ended     Year Ended
                                 For the Year Ended December 31   December 31   September 30
                         -------------------------------------------------------------------
                             2000      1999      1998      1997          1996           1996
--------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $  22.39  $  23.47  $  23.89  $  21.13      $  20.03       $  19.11
Income (Loss) From
 Investment Operations
 Net Investment Income       0.38      0.50      0.64      0.65          0.15           0.73
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (1.81)    (0.25)     0.86      4.87          1.63           2.84
                         --------  --------  --------  --------      --------       --------
  Total from Investment
   Operations               (1.43)     0.25      1.50      5.52          1.78           3.57

Less Distributions
 Dividends from Net
  Investment Income         (0.38)    (0.50)    (0.64)    (0.65)        (0.15)         (0.73)
 Distributions from
  Realized Gains               --     (0.83)    (1.28)    (2.11)        (0.53)         (1.92)
                         --------  --------  --------  --------      --------       --------
  Total Distributions       (0.38)    (1.33)    (1.92)    (2.76)        (0.68)         (2.65)
                         --------  --------  --------  --------      --------       --------
Net Asset Value at End
 of Period               $  20.58  $  22.39  $  23.47  $  23.89      $  21.13       $  20.03
                         ========  ========  ========  ========      ========       ========
Total Return               (6.36%)    1.17%     6.31%    26.43%         8.89%*        18.98%
Net Assets at End of
 Period (000's)          $217,053  $303,537  $399,279  $401,985      $289,968       $260,023
Ratio of Expenses to
 Average Net Assets         1.07%     0.99%     0.82%     0.85%         0.89%**        0.86%
Ratio of Net Investment
 Income to Average
 Net Assets                 1.80%     2.18%     2.54%     2.81%         2.89%**        3.56%
Portfolio Turnover Rate    45.01%    42.25%    46.14%    52.14%        37.84%**       50.11%
--------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Northwest Fund
No-Load Class

                                                                Three-Month         For the
                                                               Period ended      Year Ended
                               For the Year Ended December 31   December 31    September 30
                          -----------------------------------------------------------------
                              2000     1999     1998     1997          1996            1996
-------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  25.33  $ 17.73  $ 17.31  $ 14.07       $ 13.78         $ 14.41
Income (Loss) From
 Investment Operations
 Net Investment Income
  (Loss)                     (0.11)   (0.10)   (0.09)   (0.03)        (0.01)           0.02
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             (3.97)    9.71     0.70     4.41          0.30            1.32
                          --------  -------  -------  -------       -------         -------
  Total from Investment
   Operations                (4.08)    9.61     0.61     4.38          0.29            1.34
Less Distributions
 Dividends from Net
  Investment Income             --       --       --       --            --           (0.02)
 Distributions from
  Realized Gains                --    (2.01)   (0.19)   (1.14)           --           (1.95)
                          --------  -------  -------  -------       -------         -------
  Total Distributions           --    (2.01)   (0.19)   (1.14)           --           (1.97)
                          --------  -------  -------  -------       -------         -------
Net Asset Value at End
 of Period                $  21.25  $ 25.33  $ 17.73  $ 17.31       $ 14.07         $ 13.78
                          ========  =======  =======  =======       =======         =======
Total Return               (16.11%)  54.25%    3.50%   31.12%         2.10%*          9.61%
Net Assets at End of
 Period (000's)           $108,113  $97,534  $63,594  $64,635       $43,345         $43,128
Ratio of Gross Expenses
 to Average Net Assets       1.11%    1.17%    1.12%    1.09%         1.25%**         1.07%
Ratio of Net Expenses to
 Average Net Assets          1.10%    1.10%    1.12%    1.09%         1.25%**         1.07%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets         (0.45%)  (0.54%)  (0.49%)  (0.19%)       (0.31%)**        0.11%
Portfolio Turnover Rate     35.65%   48.52%   50.40%   55.42%        67.32%**        35.69%
-------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO International Stock Fund
No-Load Class

                                                                           January 31, 1996
                                                             Three-Month   (Commencement of
                                                            Period Ended        Operations)
                            For the Year Ended December 31   December 31    to September 30
                          -----------------------------------------------------------------
                             2000     1999    1998    1997          1996               1996
-------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 16.95  $ 13.14 $ 11.50 $ 11.29       $ 10.39            $ 10.00
Income (Loss) From
 Investment Operations
 Net Investment Income       0.08     0.03    0.01    0.24            --               0.06
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency
  Transactions              (1.94)    3.78    1.63    0.28          0.96               0.39
                          -------  ------- ------- -------       -------            -------
  Total from Investment
   Operations               (1.86)    3.81    1.64    0.52          0.96               0.45
Less Distributions
 Dividends from Net
  Investment Income         (0.08)      --      --   (0.29)        (0.06)             (0.06)
 Distributions from
  Realized Gains            (0.77)      --      --   (0.02)           --                 --
                          -------  ------- ------- -------       -------            -------
  Total Distributions       (0.85)      --      --   (0.31)        (0.06)             (0.06)
                          -------  ------- ------- -------       -------            -------
Net Asset Value at End
 of Period                $ 14.24  $ 16.95 $ 13.14 $ 11.50       $ 11.29            $ 10.39
                          =======  ======= ======= =======       =======            =======
Total Return              (10.95%)  29.00%  14.26%   4.55%         9.27%*             4.54%*
Net Assets at End of
 Period (000's)           $33,019  $36,967 $22,111 $14,754       $11,157            $ 8,323
Ratio of Gross Expenses
 to Average Net Assets      1.79%    1.72%   1.79%   1.89%         1.68%**            2.36%**
Ratio of Net Expenses to
 Average Net Assets         1.40%    1.69%   1.62%   1.63%         1.37%**            2.36%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets         0.23%    0.21%   0.14%   0.58%       (0.19%)**          (0.93%)**
Portfolio Turnover Rate    32.77%   23.56%  25.62%  22.13%        18.51%**           15.73%**
-------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Balanced Fund
No-Load Class

                                                                             January 31, 1996
                                                               Three-Month   (Commencement of
                                                              Period Ended        Operations)
                              For the Year Ended December 31   December 31    to September 30
                          -------------------------------------------------------------------
                             2000     1999     1998     1997          1996               1996
---------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 11.81  $ 12.22  $ 11.61  $ 10.70        $10.38            $ 10.00
Income (Loss) from
 Investment Operations
 Net Investment Income       0.34     0.31     0.32     0.32          0.08               0.21
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             0.25    (0.18)    1.12     1.45          0.45               0.39
                          -------  -------  -------  -------        ------            -------
  Total from Investment
   Operations                0.59     0.13     1.44     1.77          0.53               0.60
Less Distributions
 Dividends from Net
  Investment Income         (0.34)   (0.31)   (0.32)   (0.32)        (0.08)             (0.21)
 Distributions from
  Realized Gains               --    (0.23)   (0.51)   (0.54)        (0.13)             (0.01)
                          -------  -------  -------  -------        ------            -------
  Total Distributions       (0.34)   (0.54)   (0.83)   (0.86)        (0.21)             (0.22)
                          -------  -------  -------  -------        ------            -------
Net Asset Value at End
 of Period                $ 12.06  $ 11.81  $ 12.22  $ 11.61        $10.70            $ 10.38
                          =======  =======  =======  =======        ======            =======
Total Return                5.09%    1.05%   12.56%   16.64%         5.11%*             5.99%*
Net Assets at End of
 Period (000's)           $14,816  $18,008  $19,137  $13,667        $8,262            $ 7,632
Ratio of Gross Expenses
 to Average Net Assets      1.43%    1.33%    1.17%    1.23%         1.52%**            1.32%**
Ratio of Net Expenses to
 Average Net Assets         1.10%    1.14%    1.17%    1.23%         1.16%**            1.32%**
Ratio of Net Investment
 Income to Average Net
 Assets                     2.83%    2.51%    2.74%    2.85%         3.19%**            3.21%**
Portfolio Turnover Rate    63.34%   94.73%   74.76%  101.22%        36.10%**          143.87%**
---------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Small Company Value Fund
No-Load Class

                                                                               January 31, 1996
                                                               Three-Month        (Commencement
                                                              Period Ended    of Operations) to
                              For the Year Ended December 31   December 31         September 30
                          ---------------------------------------------------------------------
                             2000     1999     1998     1997          1996                 1996
-----------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 12.73  $ 11.16  $ 14.23  $ 11.81       $ 11.51              $ 10.00
Income (Loss) from
 Investment Operations
 Net Investment Loss        (0.02)   (0.06)   (0.06)   (0.04)        (0.01)               (0.01)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.94)    1.63    (3.01)    2.80          0.31                 2.19
                          -------  -------  -------  -------       -------              -------
  Total from Investment
   Operations               (0.96)    1.57    (3.07)    2.76          0.30                 2.18
Less Distributions
 Distributions from
  Realized Gains               --       --       --    (0.34)           --                (0.67)
                          -------  -------  -------  -------       -------              -------
Net Asset Value at End
 of Period                $ 11.77  $ 12.73  $ 11.16  $ 14.23       $ 11.81              $ 11.51
                          =======  =======  =======  =======       =======              =======
Total Return               (7.54%)  14.07%  (21.57%)  23.38%         2.61%*              21.83%*
Net Assets at End of
 Period (000's)           $22,477  $28,319  $35,162  $22,658       $13,169              $12,552
Ratio of Gross Expenses
 to Average Net Assets      1.41%    1.44%    1.28%    1.33%         1.58%**              1.49%**
Ratio of Net Expenses to
 Average Net Assets         1.15%    1.20%    1.28%    1.33%         1.35%**              1.49%**
Ratio of Net Investment
 Loss to Average Net
 Assets                    (0.13%)  (0.49%)  (0.49%)  (0.41%)       (0.44%)**            (0.24%)**
Portfolio Turnover Rate   106.54%  116.58%   90.23%   60.81%        73.47%**             91.03%**
-----------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO U.S. Value Fund
No-Load Class

                                                                   April 30, 1997
                                                                    (Commencement
                                                                   of Operations)
                                   For the Year Ended December 31  to December 31
                                -------------------------------------------------
                                      2000       1999        1998            1997
---------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                       $   11.95  $   11.95     $ 11.19         $ 10.00
Income from Investment
 Operations
 Net Investment Income                0.13       0.11        0.12            0.09
 Net Realized and Unrealized
  Gain on Investments                 0.01       0.50        1.28            1.66
                                 ---------  ---------  ----------         -------
  Total from Investment
   Operations                         0.14       0.61        1.40            1.75
Less Distributions
 Dividends from Net
  Investment Income                  (0.13)     (0.11)      (0.12)          (0.09)
 Distributions from Realized
  Gains                                 --      (0.50)      (0.52)          (0.47)
                                 ---------  ---------  ----------         -------
  Total Distributions                (0.13)     (0.61)      (0.64)          (0.56)
                                 ---------  ---------  ----------         -------
Net Asset Value at End of
 Period                          $   11.96  $   11.95  $    11.95         $ 11.19
                                 =========  =========  ==========         =======
Total Return                          1.18%     5.15%      12.61%          17.50%*
Net Assets at End of Period
 (000's)                            $8,541     $9,905     $10,014          $9,063
Ratio of Gross Expenses to
 Average Net
 Assets                              1.64%      1.52%       1.19%           1.19%**
Ratio of Net Expenses to
 Average Net Assets                  1.10%      1.17%       1.19%           1.19%**
Ratio of Net Investment
 Income to Average
 Net Assets                          1.08%      0.93%       1.06%           1.26%**
Portfolio Turnover Rate             44.99%     52.15%      55.15%          36.37%**
---------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1. GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Opportunities Fund (formerly the Growth Fund), SAFECO Equity Fund, SAFECO Dividend Income Fund (formerly the Income Fund), SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund (formerly the Small Company Stock Fund), and SAFECO U.S. Value Fund (together "the Funds").
   Effective May 1, 2000, the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, and SAFECO International Stock Fund began issuing a new class of shares--Class C shares. With the addition of Class C shares, each of the funds now offers up to four classes of shares:
   * No-Load shares--sold directly to shareholders with no associated sales charges.
   * Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.
   Each class of shares represents an interest in the net assets of the fund. In connection with issuing Class A, B and C shares, the Funds have adopted a
Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
   Security Valuation. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other temporary investments are valued at amortized cost.
   Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily. Income from market discount is recorded at disposition.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15th, 2000, and will require investment companies to amortize premiums and discounts on fixed income securities using the interest method. The Funds currently do not amortize premiums and discounts on fixed income securities. Upon adoption in 2001, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts. The adjustment resulting from this change in accounting policy will not impact total net assets. The cumulative effect adjustment will only affect the Balanced Fund. The amount of the cumulative effect adjustment is ($2,224).
   Dividends and Distributions to Shareholders. For the Growth Opportunities, Northwest, International Stock and Small Company Value Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts and wash sale deferrals. Accumulated net investment income and realized gain/loss may include temporary financial reporting and tax basis differences which will reverse in subsequent years.
   Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no taxes to the Funds. Therefore, no federal income or excise tax provision is required.
   Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


   Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 2000:

(In Thousands)                                            Purchases        Sales
--------------------------------------------------------------------------------
Growth Opportunities Fund                                  $467,238   $  678,176
Equity Fund                                                 609,763    1,165,316
Dividend Income Fund                                        107,484      173,582
Northwest Fund                                               89,342       48,590
International Stock Fund                                     15,846       12,800
Balanced Fund                                                12,659       17,740
Small Company Value Fund                                     29,044       32,907
U.S. Value Fund                                               4,258        5,821
--------------------------------------------------------------------------------

Purchases in the Balanced Fund include $3,969 of U.S. Government securities. Sales in the Balanced Fund include $6,098 of U.S. Government securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


4. TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                      No-Load               Class A            Class B         Class C
               ----------------------  ------------------  ----------------  ------------
                                                                             Eight-Month*
                           For the Year Ended December 31                    Period Ended
               ------------------------------------------------------------   December 31
                    2000         1999      2000      1999     2000     1999          2000
-----------------------------------------------------------------------------------------
                                 SAFECO GROWTH OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------
Shares:
 Sales            23,371       26,975       586       536       74      211             6
 Reinvestments        --           --        --        --       --       --            --
 Redemptions     (29,803)     (53,419)     (601)     (835)    (144)    (264)            1
               ---------  -----------  --------  --------  -------  -------          ----
 Net Change       (6,432)     (26,444)      (15)     (299)     (70)     (53)            7
               =========  ===========  ========  ========  =======  =======          ====
Amounts:
 Sales         $ 550,944  $   571,275  $ 13,809  $ 11,412  $ 1,677  $ 4,371          $134
 Reinvestments        --           --        --        --       --       --            --
 Redemptions    (704,195)  (1,122,733)  (14,084)  (17,563)  (3,316)  (5,306)           (5)
               ---------  -----------  --------  --------  -------  -------          ----
 Net Change    $(153,251) $  (551,458) $   (275) $ (6,151) $(1,639) $  (935)         $129
               =========  ===========  ========  ========  =======  =======          ====
-----------------------------------------------------------------------------------------
                                        SAFECO EQUITY FUND
-----------------------------------------------------------------------------------------
Shares:
 Sales             8,389       22,947       665       784      126      540             6
 Reinvestments     2,273        4,755        78       132       29       57            --
 Redemptions     (31,296)     (25,424)     (722)     (518)    (342)    (156)           --
               ---------  -----------  --------  --------  -------  -------          ----
 Net Change      (20,634)       2,278        21       398     (187)     441             6
               =========  ===========  ========  ========  =======  =======          ====
Amounts:
 Sales         $ 193,459  $   559,406  $ 15,191  $ 19,136  $ 2,868  $13,214          $133
 Reinvestments    47,690      114,357     1,625     3,189      583    1,359            --
 Redemptions    (715,869)    (622,327)  (16,459)  (12,760)  (7,761)  (3,793)           --
               ---------  -----------  --------  --------  -------  -------          ----
 Net Change    $(474,720) $    51,436  $    357  $  9,565  $(4,310) $10,780          $133
               =========  ===========  ========  ========  =======  =======          ====
-----------------------------------------------------------------------------------------
                                   SAFECO DIVIDEND INCOME FUND
-----------------------------------------------------------------------------------------
Shares:
 Sales               953        1,419         5        41        4       35             5
 Reinvestments       186          717         1         4        1        4            --
 Redemptions      (4,146)      (5,594)      (44)      (42)     (36)     (27)           --
               ---------  -----------  --------  --------  -------  -------          ----
 Net Change       (3,007)      (3,458)      (38)        3      (31)      12             5
               =========  ===========  ========  ========  =======  =======          ====
Amounts:
 Sales         $  19,667  $    32,738  $    109  $    951  $    92  $   808          $100
 Reinvestments     3,844       16,035        17        92       12       98            --
 Redemptions     (85,935)    (127,793)     (930)     (944)    (750)    (618)           --
               ---------  -----------  --------  --------  -------  -------          ----
 Net Change    $ (62,424) $   (79,020) $   (804) $     99  $  (646) $   288          $100
               =========  ===========  ========  ========  =======  =======          ====
-----------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS



                    No-Load           Class A          Class B        Class C
               ------------------  ---------------  --------------  ------------
                                                                    Eight-Month*
                       For the Year Ended December 31               Period Ended
               ---------------------------------------------------   December 31
                   2000      1999     2000    1999    2000    1999          2000
--------------------------------------------------------------------------------
                                  SAFECO NORTHWEST FUND
--------------------------------------------------------------------------------
Shares:
 Sales            2,996     1,370      182      78     147      49             5
 Reinvestments       --       238       --      13      --      14            --
 Redemptions     (1,760)   (1,343)     (57)    (26)    (27)    (16)           (1)
               --------  --------  -------  ------  ------  ------          ----
 Net Change       1,236       265      125      65     120      47             4
               ========  ========  =======  ======  ======  ======          ====
Amounts:
 Sales         $ 78,669  $ 29,203  $ 4,610  $1,632  $3,629  $1,006          $131
 Reinvestments       --     6,029       --     331      --     342            --
 Redemptions    (44,313)  (26,814)  (1,322)   (491)   (656)   (314)           (6)
               --------  --------  -------  ------  ------  ------          ----
 Net Change    $ 34,356  $  8,418  $ 3,288  $1,472  $2,973  $1,034          $125
               ========  ========  =======  ======  ======  ======          ====

--------------------------------------------------------------------------------
                             SAFECO INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------
Shares:
 Sales            5,115     3,678      145      47      40      35             7
 Reinvestments       99        --        5      --       5      --            --
 Redemptions     (5,077)   (3,179)    (121)    (23)    (22)    (11)           --
               --------  --------  -------  ------  ------  ------          ----
 Net Change         137       499       29      24      23      24             7
               ========  ========  =======  ======  ======  ======          ====
Amounts:
 Sales         $ 81,126  $ 52,012  $ 2,329  $  654  $  639  $  482          $111
 Reinvestments    1,402        --       71      --      72      --            --
 Redemptions    (80,848)  (45,086)  (1,947)   (316)   (337)   (153)           --
               --------  --------  -------  ------  ------  ------          ----
 Net Change    $  1,680  $  6,926  $   453  $  338  $  374  $  329          $111
               ========  ========  =======  ======  ======  ======          ====

--------------------------------------------------------------------------------
                                  SAFECO BALANCED FUND
--------------------------------------------------------------------------------
Shares:
 Sales              169       453       26     176      20      93
 Reinvestments       21        44        4       7       3       7
 Redemptions       (485)     (539)     (99)    (39)    (81)    (52)
               --------  --------  -------  ------  ------  ------
 Net Change        (295)      (42)     (69)    144     (58)     48
               ========  ========  =======  ======  ======  ======
Amounts:
 Sales         $  1,953  $  5,531  $   299  $2,126  $  226  $1,129
 Reinvestments      248       527       49      75      36      81
 Redemptions     (5,564)   (6,605)  (1,141)   (469)   (922)   (636)
               --------  --------  -------  ------  ------  ------
 Net Change    $ (3,363) $   (547) $  (793) $1,732  $ (660) $  574
               ========  ========  =======  ======  ======  ======
--------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                    No-Load          Class A       Class B
               ------------------  ------------  ------------
                    For the Year Ended December 31
               ----------------------------------------------
                   2000      1999   2000   1999   2000   1999
--------------------------------------------------------------
                    SAFECO SMALL COMPANY VALUE FUND
--------------------------------------------------------------
Shares:
 Sales            1,015     3,426     18     33     29     40
 Reinvestments       --        --     --     --     --     --
 Redemptions     (1,330)   (4,351)   (30)   (59)   (31)   (31)
               --------  --------  -----  -----  -----  -----

  Net Change       (315)     (925)   (12)   (26)    (2)     9
               ========  ========  =====  =====  =====  =====
Amounts:
 Sales         $ 12,628  $ 36,187  $ 220  $ 347  $ 347  $ 405
 Reinvestments       --        --     --     --     --     --
 Redemptions    (16,582)  (45,805)  (364)  (619)  (380)  (311)
               --------  --------  -----  -----  -----  -----

  Net Change   $ (3,954) $ (9,618) $(144) $(272) $ (33) $  94
               ========  ========  =====  =====  =====  =====

--------------------------------------------------------------
                        SAFECO U.S. VALUE FUND
--------------------------------------------------------------
Shares:
 Sales               59       163      7     15      8     16
 Reinvestments        3        17      1      1     --      2
 Redemptions       (177)     (189)   (11)    (5)   (23)    (8)
               --------  --------  -----  -----  -----  -----

  Net Change       (115)       (9)    (3)    11    (15)    10
               ========  ========  =====  =====  =====  =====
Amounts:
 Sales         $    673  $  2,043  $  86  $ 179  $  88  $ 196
 Reinvestments       32       202      2      9     --     25
 Redemptions     (2,009)   (2,315)  (117)   (63)  (262)   (95)
               --------  --------  -----  -----  -----  -----

  Net Change   $ (1,304) $    (70) $ (29) $ 125  $(174) $ 126
               ========  ========  =====  =====  =====  =====
-------------------------------------------------------------

5. COMMITMENTS
   At December 31, 2000, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                     U.S. Dollar      Unrealized
     Currency to be   In Exchange  Settlement           Value as    Appreciation
          Delivered           For        Date   of Dec. 31, 2000  (Depreciation)
--------------------------------------------------------------------------------
41,334 Japanese Yen          $379     2/07/01               $363             $16
31,304 Japanese Yen           286     1/31/01                275              11
20,615 Japanese Yen           188     1/24/01                181               7
                             ----                           ----             ---
                             $853                           $819             $34
                             ====                           ====             ===

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


6. COMPONENTS OF NET ASSETS
   At December 31, 2000, the components of net assets were as follows:

                                      GROWTH              DIVIDEND
                               OPPORTUNITIES      EQUITY    INCOME  NORTHWEST
(In Thousands)                          FUND        FUND      FUND       FUND
-----------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 and Forward Contracts in
 Which There Is an Excess of
 Value Over Identified Cost        $ 170,644  $  559,372  $ 71,259   $ 42,011
Aggregate Gross Unrealized
 Depreciation on Investments
 and Forward Contracts in
 Which There is an Excess of
 Identified Cost Over Value         (222,323)   (126,787)  (19,815)   (18,695)
                                   ---------  ----------  --------   --------
Net Unrealized Appreciation
 (Depreciation)                      (51,679)    432,585    51,444     23,316
Accumulated Net Realized Loss
 on Investments:
  Wash Sale Deferral*                    (14)         --        --        (11)
  Other**                                (36)         --      (462)      (167)
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                         727,817   1,060,882   168,794     98,148
                                   ---------  ----------  --------   --------
Net Assets at December 31,
 2000                              $ 676,088  $1,493,467  $219,776   $121,286
                                   =========  ==========  ========   ========

                            INTERNATIONAL  BALANCED  SMALL COMPANY  U.S. VALUE
(In Thousands)                 STOCK FUND      FUND     VALUE FUND        FUND
------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on
 Investments and Forward
 Contracts in Which There
 Is an Excess of Value
 Over Identified Cost             $ 8,372   $ 2,254        $ 3,576      $1,731
Aggregate Gross Unrealized
 Depreciation on
 Investments and Forward
 Contracts in Which There
 is an Excess of
 Identified Cost Over
 Value                             (1,880)     (430)        (5,237)       (337)
                                  -------   -------        -------      ------
Net Unrealized
 Appreciation
 (Depreciation)                     6,492     1,824         (1,661)      1,394
Accumulated Net Realized
 Loss on Investments:
 Wash Sale Deferral*                 (292)       (3)            --          --
 Other**                               --      (401)        (6,568)       (256)
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                       29,831    17,089         32,697       8,269
                                  -------   -------        -------      ------
Net Assets at December 31,
 2000                             $36,031   $18,509        $24,468      $9,407
                                  =======   =======        =======      ======
------------------------------------------------------------------------------

 * Represents accumulated realized losses not currently available to offset future distributions.
** At December 31, 2000, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                            Amounts   Expiration
                                                            (000's)        Dates
                                                            -------   ----------
   Growth Opportunities Fund                                 $   36         2008
   Dividend Income Fund                                         462         2008
   Northwest Fund                                               167         2008
   Balanced Fund                                                401         2008
   Small Company Value Fund                                   6,568    2006-2007
   U.S. Value Fund                                              256         2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

Growth Opportunities, Equity, Dividend Income, Northwest,
 Balanced and U.S. Value Funds:
 First $250 million        .70%
 Next $500 million         .65
 Next $500 million         .60
 Over $1.25 billion        .55

International Stock Fund:
 First $250 million       1.00%
 Next $500 million         .90
 Over $750 million         .80

Small Company Value Fund:
 First $250 million        .75%
 Next $500 million         .70
 Next $500 million         .65
 Over $1.25 billion        .60

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Stock Fund.
   Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million       0.04%
 Over $200 million        0.01

Fund Administration:
 First $200 million       0.05%
 Over $200 million        0.01

   Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.
   Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. No balance was outstanding under these arrangements as of December 31, 2000.
   Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs.
   Affiliate Ownership. At December 31, 2000, SAFECO Insurance Company of America, owned 450,000 shares (8% of outstanding shares) of the Northwest Fund and SAFECO Asset Management Company owned 694,490 shares (27%) of the International Stock Fund, 519,268 shares (34%) of the Balanced Fund, and 500,000 shares (64%) of the U.S. Value Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

   Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) which exceed on an annual basis 0.40% of Fund average daily net assets.
   Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares during the year ended December 31, 2000:

                                                                     Commissions
(In Thousands)                                                          Retained
--------------------------------------------------------------------------------
Growth Opportunities Fund                                                   $114
Equity Fund                                                                   93
Dividend Income Fund                                                           2
Northwest Fund                                                                70
International Stock Fund                                                       6
Balanced Fund                                                                  6
Small Company Value Fund                                                       3
U.S. Value Fund                                                                1
--------------------------------------------------------------------------------

8. NET INVESTMENT LOSS
   The Growth Opportunities, Northwest and Small Company Value Funds had net investment losses for the year ended December 31, 2000. These amounts were recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements


9. INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Opportunities Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 2000.

(In Thousands)

                          Shares at                       Shares at              Market Value of
                          Beginning                             End                   Affiliates
Security                  of Period Additions Reductions  of Period  Dividends December 31, 2000
------------------------------------------------------------------------------------------------
American Coin
 Merchandising, Inc.            357        --       (357)        --         --          $     --
American Healthways,
 Inc.                           553        --         --        553         --             6,355
Anesta Corp.                    759        38       (797)        --         --                --
Blue Rhino Corp.                624        --       (624)        --         --                --
BNC Mortgage, Inc.              417        --       (417)        --         --                --
Concepts Direct, Inc.           480        --         --        480         --             1,379
Conceptus, Inc.                  --     1,222         --      1,222         --            16,036
DAMARK International,
 Inc.                           715        10        (63)       662         --             3,933
Dura Pharmaceuticals,
 Inc.                         2,306        --     (2,306)        --         --                --
Dynamex, Inc.                   611        --       (611)        --         --                --
Emisphere Technologies,
 Inc.                           984        82       (849)       217*        --                --
Endocare, Inc.                   --       806         --        806         --             9,327**
FTI Consulting, Inc.             --       650         --        650         --             6,657
French Fragrances, Inc.         925        --         (7)       918         --            11,077
Funco, Inc.                     354        --       (354)        --         --                --
Hall, Kinion &
 Associates, Inc.               805        --       (805)        --         --                --
Harold's Stores, Inc.           542        --         --        542         --               813
Home Products
 International, Inc.            370        --       (370)        --         --                --
Innotrac Corp.                1,013        --       (548)       465*        --                --
Lifeline Systems, Inc.          561        --         --        561         --             7,077
Matria Healthcare, Inc.         173     2,015     (1,638)       550         --             5,297
MICROS Systems, Inc.          1,152       273       (156)     1,269         --            23,156
NCO Group, Inc.               1,528     1,695     (1,022)     2,201         --            66,858
Nastech Pharmaceutical
 Co., Inc.                      495        --       (495)        --         --                --
North American
 Scientific, Inc.                --       821         --        821         --            11,903
Nu Skin Enterprises,
 Inc. (Class A)               2,348        --       (805)     1,543*        --                --
Phoenix International
 Ltd., Inc.                     832        --         --        832         --             1,040
PLATO Learning, Inc.            314       156        (20)       450         --             6,781
PolyMedica Corp.              1,245       443       (943)       745         --            24,858
Precision Auto Care,
 Inc.                           592        --       (592)        --         --                --
Prime Medical Services,
 Inc.                         1,226        --         --      1,226         --             6,132
Rent-A-Center, Inc.           2,288       124     (1,800)       612*        --                --
Rent-Way, Inc.                1,706     1,555     (1,099)     2,162         --             9,592
Res-Care, Inc.                  735       564        (50)     1,249         --             5,621
Serologicals Corp.            2,347        --       (282)     2,065         --            31,100
Suburban Lodges of
 America, Inc.                1,027        --     (1,027)        --         --                --
TRM Copy Centers Corp.          710        --         --        710         --               621
Towne Services, Inc.          1,435        --     (1,175)       260*        --                --
Travis Boats & Motors,
 Inc.                           271        --       (271)        --         --                --
Weider Nutrition
 International, Inc.            516        --       (516)        --         --                --
Wet Seal, Inc. (Class A)         --       578        (35)       543         --            11,172
                                                                                        --------
                                                                                        $266,785
                                                                                        ========
------------------------------------------------------------------------------------------------

 * Company was not an affiliate at the end of the period.
** Of this amount, $8,503 is restricted as to resale--see footnote ** on page 5.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust

We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Common Stock Trust (comprising the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, and SAFECO U.S. Value Fund) as of December 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at December 31, 2000, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 31, 2001

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Randall H. Talbot, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
David H. Longhurst Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Stock Fund)

CLIENT SERVICES*:

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 1054 2/01

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.